(2_FIDELITY_LOGOS)
SPARTAN(REGISTERED TRADEMARK)
MASSACHUSETTS MUNICIPAL
FUNDS

AND

FIDELITY (REGISTERED TRADEMARK)
MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND

ANNUAL REPORT

JANUARY 31, 2000

CONTENTS

PRESIDENT'S MESSAGE           3   NED JOHNSON ON INVESTING
                                  STRATEGIES

SPARTAN MASSACHUSETTS
MUNICIPAL INCOME FUND

                              4   PERFORMANCE

                              7   FUND TALK: THE MANAGER'S
                                  OVERVIEW

                              10  INVESTMENT CHANGES

                              11  INVESTMENTS

                              26  FINANCIAL STATEMENTS

SPARTAN MASSACHUSETTS
MUNICIPAL MONEY MARKET FUND

                              30  PERFORMANCE

                              32  FUND TALK: THE MANAGER'S
                                  OVERVIEW

                              34  INVESTMENT CHANGES

                              35  INVESTMENTS

                              43  FINANCIAL STATEMENTS

FIDELITY MASSACHUSETTS
MUNICIPAL MONEY MARKET FUND

                              47  PERFORMANCE

                              49  FUND TALK: THE MANAGER'S
                                  OVERVIEW

                              51  INVESTMENT CHANGES

                              52  INVESTMENTS

                              62  FINANCIAL STATEMENTS

NOTES                         66  NOTES TO THE FINANCIAL
                                  STATEMENTS

INDEPENDENT AUDITORS' REPORT  70  THE AUDITORS' OPINION.

PROXY VOTING RESULTS          71

Standard & Poor's, S&P and S&P 500 are registered service marks of The
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Distributors Corporation.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-6666 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

PRESIDENT'S MESSAGE

(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

While no major Y2K glitches disrupted the financial markets to start the new year, inflation worries re-emerged to hinder stock performance throughout January. The S&P 500(Registered trademark) and Dow Jones Industrial Average each fell approximately 5%, while the technology-oriented NASDAQ Index dropped more than 3% for the month. In bond markets, the potential for further rate hikes as a pre-emptive move against inflation continued to be an obstacle to fixed-income performance.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MA MUNICIPAL INCOME        -3.70%       32.76%        91.53%

LB Massachusetts Enhanced          -3.73%       34.71%        n/a
Municipal Bond

Massachusetts Municipal Debt       -6.28%       27.12%        83.58%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Massachusetts Enhanced Municipal Bond Index - a market value-weighted index of Massachusetts investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 56 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN MA MUNICIPAL INCOME        -3.70%       5.83%         6.71%

LB Massachusetts Enhanced          -3.73%       6.14%         n/a
Municipal Bond

Massachusetts Municipal Debt       -6.28%       4.91%         6.26%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Spartan MA Muni Income      LB Municipal Bond
             00070                       LB015
  1990/01/31      10000.00                    10000.00
  1990/02/28      10123.82                    10089.00
  1990/03/31      10141.19                    10092.03
  1990/04/30      10008.04                    10018.96
  1990/05/31      10225.76                    10237.67
  1990/06/30      10332.91                    10327.66
  1990/07/31      10478.95                    10479.48
  1990/08/31      10353.25                    10327.32
  1990/09/30      10387.92                    10333.20
  1990/10/31      10423.38                    10520.65
  1990/11/30      10745.50                    10732.22
  1990/12/31      10791.32                    10778.90
  1991/01/31      10924.66                    10923.56
  1991/02/28      11008.45                    11018.59
  1991/03/31      11063.29                    11022.56
  1991/04/30      11216.63                    11169.16
  1991/05/31      11329.63                    11268.45
  1991/06/30      11352.00                    11257.30
  1991/07/31      11516.50                    11394.41
  1991/08/31      11621.42                    11544.48
  1991/09/30      11728.24                    11694.78
  1991/10/31      11832.79                    11800.04
  1991/11/30      11864.12                    11832.96
  1991/12/31      12011.33                    12086.89
  1992/01/31      12115.83                    12114.45
  1992/02/29      12154.43                    12118.33
  1992/03/31      12166.42                    12122.81
  1992/04/30      12274.47                    12230.71
  1992/05/31      12408.43                    12374.66
  1992/06/30      12614.79                    12582.31
  1992/07/31      12953.97                    12959.53
  1992/08/31      12791.00                    12833.17
  1992/09/30      12899.90                    12917.10
  1992/10/31      12681.97                    12790.12
  1992/11/30      13002.96                    13019.20
  1992/12/31      13127.02                    13152.12
  1993/01/31      13320.02                    13305.08
  1993/02/28      13778.29                    13786.33
  1993/03/31      13653.65                    13640.60
  1993/04/30      13779.11                    13778.24
  1993/05/31      13872.58                    13855.67
  1993/06/30      14091.13                    14086.92
  1993/07/31      14081.30                    14105.38
  1993/08/31      14375.12                    14399.05
  1993/09/30      14620.66                    14563.06
  1993/10/31      14656.60                    14591.16
  1993/11/30      14536.18                    14462.61
  1993/12/31      14823.15                    14767.92
  1994/01/31      14994.45                    14936.57
  1994/02/28      14680.69                    14549.71
  1994/03/31      14048.93                    13957.25
  1994/04/30      14096.28                    14075.61
  1994/05/31      14235.05                    14197.64
  1994/06/30      14168.76                    14110.89
  1994/07/31      14436.53                    14369.55
  1994/08/31      14500.08                    14419.27
  1994/09/30      14264.08                    14207.59
  1994/10/31      13976.92                    13955.26
  1994/11/30      13582.47                    13702.95
  1994/12/31      13922.86                    14004.55
  1995/01/31      14426.09                    14404.80
  1995/02/28      14830.22                    14823.70
  1995/03/31      15028.95                    14994.02
  1995/04/30      15036.24                    15011.71
  1995/05/31      15506.77                    15490.74
  1995/06/30      15267.58                    15355.97
  1995/07/31      15370.93                    15501.54
  1995/08/31      15557.65                    15698.10
  1995/09/30      15686.83                    15797.47
  1995/10/31      15942.66                    16027.17
  1995/11/30      16222.85                    16293.06
  1995/12/31      16438.90                    16449.63
  1996/01/31      16555.28                    16573.83
  1996/02/29      16382.98                    16461.95
  1996/03/31      16159.17                    16251.57
  1996/04/30      16088.13                    16205.58
  1996/05/31      16090.74                    16199.10
  1996/06/30      16248.79                    16375.50
  1996/07/31      16423.48                    16524.52
  1996/08/31      16395.66                    16520.56
  1996/09/30      16614.04                    16751.84
  1996/10/31      16805.22                    16941.31
  1996/11/30      17113.12                    17251.33
  1996/12/31      17030.25                    17178.88
  1997/01/31      17062.15                    17211.35
  1997/02/28      17220.98                    17369.35
  1997/03/31      16983.24                    17137.81
  1997/04/30      17132.90                    17281.26
  1997/05/31      17391.58                    17541.17
  1997/06/30      17572.71                    17727.98
  1997/07/31      18076.64                    18219.04
  1997/08/31      17908.28                    18048.33
  1997/09/30      18121.13                    18262.57
  1997/10/31      18229.46                    18379.99
  1997/11/30      18350.39                    18488.07
  1997/12/31      18617.27                    18757.81
  1998/01/31      18804.25                    18951.39
  1998/02/28      18780.51                    18957.08
  1998/03/31      18795.58                    18973.76
  1998/04/30      18712.96                    18888.19
  1998/05/31      18998.17                    19187.19
  1998/06/30      19042.08                    19262.78
  1998/07/31      19071.61                    19311.13
  1998/08/31      19358.28                    19609.49
  1998/09/30      19594.54                    19853.82
  1998/10/31      19542.20                    19853.43
  1998/11/30      19632.64                    19923.11
  1998/12/31      19661.21                    19973.32
  1999/01/31      19888.20                    20210.80
  1999/02/28      19777.44                    20122.48
  1999/03/31      19810.06                    20150.45
  1999/04/30      19870.19                    20200.63
  1999/05/31      19749.07                    20083.66
  1999/06/30      19456.96                    19794.46
  1999/07/31      19536.95                    19866.51
  1999/08/31      19363.31                    19707.58
  1999/09/30      19356.23                    19715.66
  1999/10/31      19181.50                    19501.94
  1999/11/30      19379.63                    19709.44
  1999/12/31      19242.78                    19562.61
  2000/01/31      19152.67                    19477.51
IMATRL PRASUN   SHR__CHT 20000131 20000209 152735 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Massachusetts Municipal Income Fund on January 31, 1990. As the chart shows, by January 31, 2000, the value of the investment would have grown to $19,153 - a 91.53% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,478 - a 94.78% increase.

UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the share
price, return, and yield of a
fund that invests in bonds will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS

                    YEARS ENDED JANUARY 31,

                    2000                      1999   1998    1997    1996

Dividend returns    4.57%                     4.92%  5.47%   5.33%   6.41%

Capital returns     -8.27%                    0.84%   4.74%  -2.27%   8.35%

Total returns       -3.70%                    5.76%  10.21%  3.06%   14.76%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 2000   PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share              4.79(cents)   28.19(cents)   55.96(cents)

Annualized dividend rate         5.11%         4.97%          4.86%

30-day annualized yield          5.19%         -              -

30-day annualized                8.61%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.04 over the past one month, $11.25 over the past six months and $11.52 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.74% combined 2000 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW

MARKET RECAP

Whether it was due to a greater
appetite for risk or to a growing
distaste for conservative debt issues,
many investors left municipal bonds
off their menus in order to fatten up
on the more tantalizing returns of
equities during the 12-month period
ending January 31, 2000. To
illustrate, municipal bond mutual
funds in 1999 experienced their
second-worst year ever in terms of
outflows. But it wasn't just the allure
of stocks that munis struggled
against: Restrictive Federal Reserve
Board monetary policy -
culminating in three quarter-point
interest-rate hikes during the period
- also hampered muni bond
returns. For the 12-month period
ending January 31, 2000, the Lehman
Brothers Municipal Bond Index -
an index of over 35,000
investment-grade, fixed-rate,
tax-exempt bonds - fell 3.63%.
Relative to other fixed-income
investments, municipal bonds
turned in mixed results. Compared
to Treasurys, for example, short-term
munis were fairly valued, but
long-term munis were undervalued.
Compared to investment-grade
spread sectors, however, municipal
bonds lagged behind. The Lehman
Brothers Corporate Bond Index's
return of -3.26% narrowly
outperformed, while mortgage
securities, one of the
best-performing domestic debt
offerings of the past year, soundly
outdistanced their muni counterparts
with a one-year return of 0.26%,
according to the Lehman Brothers
Mortgage-Backed Securities Index.

(PHOTOGRAPH OF CHRISTINE THOMPSON)

An interview with Christine Thompson, Portfolio Manager of Spartan Massachusetts Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. During the past year, rising interest rates caused the fund to post a negative return, although it outpaced its peers. For the 12-month period that ended January 31, 2000, the fund had a total return of -3.70%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned -6.28% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Massachusetts Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, fell 3.73%.

Q. WHAT HELPED THE FUND BEAT ITS PEERS?

A. The fund's focus on intermediate-maturity bonds was one of the main factors behind the fund's better performance. Throughout the year I emphasized intermediate-maturity bonds - those set to mature within five to 15 years - a strategy that ultimately worked in the fund's favor. For a short time in 1999, intermediates suffered due to reduced demand and increased supply resulting from relatively heavy selling by institutional investors. In contrast, shorter- and longer-term bonds held up fairly well thanks to relatively constant demand for them. However, based on Fidelity's quantitative research models, I felt that intermediates continued to offer some of the best values for their given interest-rate sensitivity and their total return potential. That patience was rewarded: The fund's focus on this maturity range worked in its favor when institutional investors came back into the market with purchases of intermediate securities.

Q. WHAT OTHER STRUCTURAL CHARACTERISTICS AIDED PERFORMANCE?

A. The fund was helped by its focus on premium coupon bonds, which pay interest rates above face - or par - value. One appealing aspect of premiums was that they were somewhat insulated from unfavorable tax treatment that negatively affected the prices of lower coupon bonds, or "discounts," as rates rose.

Q. WERE THERE OTHER DISAPPOINTMENTS?

A. Health care bonds continued their disappointing run throughout 1999, coming under pressure from a variety of challenges. Those challenges included problems at Harvard Pilgrim, one of the state's largest not-for-profit HMOs, which went into receivership in late 1999. Questions about the HMO's ability to pay hospitals in a timely manner, coupled with cutbacks in Medicare payments, caused a great deal of uncertainty among investors and cast doubt over many hospitals' financial health. With the help of Fidelity's research staff, I continue to carefully monitor the impact these developments will have on hospitals over the long term. My approach is to be very selective, emphasizing hospitals with a proven track record that I believe can do well in today's evolving, more competitive operating environment.

Q. WHERE DID YOU FIND OPPORTUNITIES OVER THE PAST YEAR?

A. I continued to find some interesting opportunities among education bonds, including bonds backed by Massachusetts colleges and universities. I liked them because they allowed me to diversify the fund away from economically sensitive bonds such as general obligation bonds, which depend on sales, property, income and other tax revenue collections. Furthermore, projections call for an increasing number of students to seek advanced degrees over the next several years. Some of the fund's larger holdings in the education sector at the end of the period were bonds issued by Amherst College, Boston College, Simmons College and Tufts University. I also found some compelling buys among student loan bonds. These bonds offer higher yields than comparably rated, similar-maturity bonds in other sectors largely because they carry the option of being prepaid before maturity, which complicates the analysis of their return potential.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. At the end of the period, municipals were priced cheaply compared to their Treasury counterparts. To the extent that investors realize and act on that relative cheapness, municipals could gain ground on Treasuries. Of course, the major determinant of the bond market's performance will, as always, be the direction of interest rates. But instead of spending time trying to forecast interest-rate movements, I'll look for attractively priced bonds that I believe will outperform, no matter where interest rates end up. From a credit quality perspective, Massachusetts is in relatively good shape, characterized by a strong economy. While the state has become more fiscally prudent and has reduced its backing of various kinds of debt, the uncertainty surrounding the financing of the "Big Dig" in Boston bears watching. In recognition of its economic strength and fiscal prudence, the state recently received a credit upgrade from one of the major municipal bond credit rating agencies.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

CHRISTINE THOMPSON ON
MUNICIPAL BOND DEMAND:

"The demand for municipals can
vary a great deal in response to the
behavior of various market
participants. Corporations,
individual investors and trust
accounts tend to favor short-term
securities, which are less
interest-rate sensitive and,
therefore, tend to be less volatile
than the overall municipal
market. Individual investors,
along with mutual funds and
insurance companies - which
invest the insurance premiums
they collect - are the primary
purchasers of intermediate-maturity
bonds. Higher-yielding, longer-term
securities, which tend to be the
most volatile, generally are the
domain of long-maturity mutual
funds, hedge funds and other
investors known as `arbitrageurs,'
who seek to exploit small
differences between various
fixed-income investments. At a
given point in time, a specific
municipal bond maturity range
may look cheap or expensive as
different categories of investors
embrace them or step aside. With the
help of Fidelity's research team, I
try to take advantage of the
anomalies that can occur by
investing in bond maturities that
look cheap due to weak demand
and selling those that have
performed well in response to
strong demand."

FUND FACTS

GOAL: to provide a high level
of current income exempt
from federal income tax and
Massachusetts personal
income tax

FUND NUMBER: 070

TRADING SYMBOL: FDMMX

START DATE: November 10,
1983

SIZE: as of January 31,
2000, more than $1.2
billion

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985
(checkmark)

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENT CHANGES

TOP FIVE SECTORS AS OF
JANUARY 31, 2000

                              % OF FUND'S  NET ASSETS  % OF FUND'S NET ASSETS  6
                                                       MONTHS AGO

General Obligations            21.7                     23.7

Health Care                    18.1                     16.9

Education                      16.4                     14.7

Water & Sewer                  9.7                      11.6

Transportation                 8.8                      7.2

AVERAGE YEARS TO MATURITY AS
OF JANUARY 31, 2000

                                                       6 MONTHS AGO

Years                          13.6                     13.6


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF JANUARY 31, 2000

                                       6 MONTHS AGO

Years                             6.4   6.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION
(MOODY'S RATINGS)

AS OF JANUARY 31, 2000
Row: 1, Col: 1, Value: 46.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 43.1
Row: 1, Col: 4, Value: 7.8
Row: 1, Col: 5, Value: 1.9
Row: 1, Col: 6, Value: 1.2
Aaa 46.0%
Aa, A 43.1%
Baa 7.8%
Not Rated 1.9%
Short-term
Investments 1.2%

AS OF JULY 31, 1999
Row: 1, Col: 1, Value: 47.1
Row: 1, Col: 2, Value: 41.1
Row: 1, Col: 3, Value: 7.9
Row: 1, Col: 4, Value: 3.6
Row: 1, Col: 5, Value: 0.3
Row: 1, Col: 6, Value: 0.0
Aaa 47.1%
Aa, A 41.1%
Baa 7.9%
Not Rated 3.6%
Short-term
Investments 0.3%

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENTS JANUARY 31, 2000

Showing Percentage of Net Assets



MUNICIPAL BONDS - 97.6%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

GUAM - 0.3%

Guam Pwr. Auth. Rev. Series       Baa3      $ 2,950,000                       $ 2,947,965
A, 4.25% 10/1/00

MASSACHUSETTS - 96.8%

Attleboro Gen. Oblig.:

6% 10/1/03 (MBIA Insured)         Aaa        1,085,000                         1,129,268

6% 10/1/04 (MBIA Insured)         Aaa        1,085,000                         1,137,362

6% 10/1/05 (MBIA Insured)         Aaa        1,085,000                         1,138,122

6% 10/1/06 (MBIA Insured)         Aaa        1,085,000                         1,140,628

6% 10/1/07 (MBIA Insured)         Aaa        1,085,000                         1,140,628

Barnstable Ind. Dev. Fing.        AA-        2,920,000                         2,939,506
Auth. Ind. Dev. Rev.
(Whitehall Pavilion Proj.)
10.125% 2/15/26 (Fed. Hsg.
Administration Insured)

Barnstable Gen. Oblig.:

5% 3/15/11                        Aa3        2,140,000                         2,038,799

5% 3/15/14                        Aa3        2,370,000                         2,158,098

Boston Economic Dev. & Ind.       -          3,790,000                         3,819,107
Corp. (Boston Army Base 1983
Proj.) 6.25% 8/1/03

Boston Gen. Oblig. Rfdg.          Aaa        3,000,000                         2,991,780
Series A, 4.3% 7/1/01 (AMBAC
Insured)

Boston Hsg. Dev. Corp. Mtg.       Aaa        2,775,000                         2,719,694
Rev. Rfdg. Series A, 5.15%
7/1/08 (MBIA Insured)

Boston Wtr. & Swr. Commission
Rev.:

Rfdg. Sr. Series A, 5.75%         A1         1,575,000                         1,577,331
11/1/13

Sr. Series A, 5.25% 11/1/19       A1         10,100,000                        9,226,451

Sr. Series C, 5.2% 11/1/21        Aaa        4,000,000                         3,503,160
(FGIC Insured)

Sr. Series D, 5% 11/1/28          Aaa        9,250,000                         7,544,947
(FGIC Insured)

Brockton Gen. Oblig.:

5% 4/1/09 (MBIA Insured)          Aaa        1,200,000                         1,158,192

5% 4/1/13 (MBIA Insured)          Aaa        1,165,000                         1,075,446

5.1% 4/1/12 (MBIA Insured)        Aaa        1,850,000                         1,754,226

6% 4/1/06 (MBIA Insured)          Aaa        1,380,000                         1,446,102

Brockton Hsg. Dev. Corp.          AAA        7,895,000                         8,096,638
Multi-family Rev. Rfdg.
(Douglas House Proj.) Series
1992 A, 7.375% 9/1/24

Chelsea Gen. Oblig.:

(School Ln. Act 1948 Proj.)       Aaa        1,830,000                         1,937,037
6% 6/15/14 (AMBAC Insured)
(Pre-Refunded to 6/15/04 @
102) (d)

Rfdg.:

5% 6/15/13 (AMBAC Insured)        Aaa        2,640,000                         2,435,004

5.125% 6/15/16 (AMBAC Insured)    Aaa        1,750,000                         1,579,305

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Fitchburg Gen. Oblig.:

5.125% 2/15/11 (MBIA Insured)     Aaa       $ 2,020,000                       $ 1,937,645

5.125% 2/15/12 (MBIA Insured)     Aaa        2,125,000                         2,020,493

5.125% 2/15/13 (MBIA Insured)     Aaa        2,235,000                         2,099,403

5.125% 2/15/14 (MBIA Insured)     Aaa        2,355,000                         2,185,817

Granville Gen. Oblig.:

7.3% 7/15/05 (MBIA Insured)       Aaa        145,000                           160,770

7.3% 7/15/06 (MBIA Insured)       Aaa        145,000                           162,077

7.3% 7/15/07 (MBIA Insured)       Aaa        140,000                           157,696

7.3% 7/15/08 (MBIA Insured)       Aaa        140,000                           158,490

Haverhill Gen. Oblig. Rfdg.
Series A:

6.4% 9/1/03 (AMBAC Insured)       Aaa        1,600,000                         1,666,336

6.5% 9/1/04 (AMBAC Insured)       Aaa        1,595,000                         1,662,772

Holyoke Gen. Oblig.:

(Muni. Purp. Ln. Prog.)
Series A:

5.5% 6/15/04 (FSA Insured)        Aaa        1,255,000                         1,287,592

5.5% 6/15/16 (FSA Insured)        Aaa        2,100,000                         2,024,757

6% 6/15/05 (FSA Insured)          Aaa        1,350,000                         1,413,018

6% 6/15/06 (FSA Insured)          Aaa        1,300,000                         1,364,090

(School Act Ln. Prog.):

7.35% 8/1/02 (Pre-Refunded to     Baa1       1,265,000                         1,320,647
8/1/01  @ 102) (d)

7.65% 8/1/09 (Pre-Refunded to     Baa1       2,205,000                         2,343,915
8/1/01  @ 102) (d)

Rfdg. Series B:

5.5% 6/15/04 (FSA Insured)        Aaa        2,015,000                         2,067,330

6% 6/15/06 (FSA Insured)          Aaa        1,400,000                         1,469,020

Ipswich Gen. Oblig.:

5.5% 11/15/18 (FGIC Insured)      Aaa        2,460,000                         2,324,503

5.75% 11/15/14 (FGIC Insured)     Aaa        1,100,000                         1,097,426

Lowell Gen. Oblig.:

Rfdg. Series A, 5.5% 1/15/10      Aaa        2,000,000                         2,007,500
(FSA Insured)

5.8% 4/1/08 (FSA Insured)         Aaa        1,195,000                         1,230,778

6.25% 8/1/04 (AMBAC Insured)      Aaa        2,035,000                         2,150,466

6.25% 8/1/05 (AMBAC Insured)      Aaa        2,120,000                         2,246,416

8.4% 1/15/09                      Baa1       1,250,000                         1,312,275

Lowell Hsg. Dev. Corp.
Multi-family Rev. Rfdg.
Series A:

7.875% 11/1/00                    AAA        130,000                           131,372

7.875% 11/1/24                    AAA        5,440,000                         5,585,574

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Mansfield Gen. Oblig. (Muni.      Aaa       $ 2,170,000                       $ 2,183,237
Purp. Ln. Prog.) 5.5%
8/15/10 (FGIC Insured)

Massachusetts Bay Trans. Auth.:

(Gen. Trans. Sys. Proj.):

Series A:

5% 3/1/23 (FGIC Insured)          Aaa        3,460,000                         2,890,069

5.375% 3/1/19                     Aa2        5,000,000                         4,551,350

5.7% 3/1/09                       Aa2        5,000,000                         5,125,300

5.75% 3/1/26 (FGIC Insured)       Aa2        5,500,000                         5,188,370

5.8% 3/1/11                       Aa2        7,435,000                         7,645,857

5.8% 3/1/12                       Aa2        3,000,000                         3,069,420

6.25% 3/1/05                      Aa2        4,480,000                         4,722,592

7% 3/1/21                         Aa2        1,500,000                         1,650,360

Series B, 5.375% 3/1/25           Aaa        8,490,000                         7,514,924
(AMBAC Insured)

Series C:

5% 3/1/24                         Aa2        9,900,000                         8,228,384

5.5% 3/1/08                       Aa2        3,000,000                         3,046,950

5.5% 3/1/13 (FGIC Insured)        Aaa        3,000,000                         2,971,290

Series D, 5% 3/1/27               Aa2        3,000,000                         2,465,670

Rfdg. (Gen. Trans. Sys. Proj.):

Series A:

5.5% 3/1/12                       Aa2        4,350,000                         4,340,735

6.25% 3/1/12                      Aa2        1,500,000                         1,593,645

7% 3/1/07                         Aa2        5,000,000                         5,517,600

7% 3/1/08                         Aa2        1,000,000                         1,112,010

Series B, 6.2% 3/1/16             Aa2        27,500,000                        28,492,750

Series B:

5.5% 3/1/21                       Aa3        4,835,000                         4,422,913

6% 3/1/12                         Aa3        7,180,000                         7,327,836

Series D, 5% 3/1/22               Aa2        5,750,000                         4,821,605

Massachusetts College Bldg.       Aa2        3,000,000                         3,335,250
Auth. Proj. Rev. Rfdg.
Series A, 7.5% 5/1/05

Massachusetts Dev. Fin. Agcy.
Rev.:

(Eastern Nazarene College
Proj.):

5.625% 4/1/19                     BBB-       1,800,000                         1,572,894

5.625% 4/1/29                     BBB-       2,000,000                         1,678,840

(Regis College Proj.):

5.25% 10/1/18                     BBB-       2,240,000                         1,862,650

5.5% 10/1/28                      BBB-       5,660,000                         4,668,254

Rfdg. (Clark Univ. Issue          A3         2,000,000                         1,555,420
Proj.) 5% 7/1/28

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ed. Ln. Auth.       Aaa       $ 2,735,000                       $ 2,757,673
Ed. Ln. Rev. Issue E Series
B, 5.75% 7/1/07 (AMBAC
Insured) (c)

Massachusetts Edl. Fing.
Auth. Ed. Ln. Rev.:

Issue E:

4.85% 7/1/02 (AMBAC Insured)      Aaa        945,000                           945,813
(c)

5.25% 7/1/06 (AMBAC Insured)      Aaa        1,855,000                         1,856,595
(c)

Issue G Series C, 4.9%            AAA        4,815,000                         4,476,506
12/1/11 (AMBAC Insured) (c)

Issue G:

4.4% 12/1/04 (MBIA Insured)       Aaa        2,950,000                         2,844,066
(c)

5% 12/1/11 (MBIA Insured) (c)     Aaa        3,815,000                         3,585,566

Rfdg. Issue E Series A:

4.3% 7/1/06 (AMBAC Insured)       AAA        4,000,000                         3,748,720
(c)

4.4% 7/1/07 (AMBAC Insured)       AAA        6,275,000                         5,833,240
(c)

4.55% 7/1/09 (AMBAC Insured)      AAA        2,000,000                         1,862,060
(c)

4.65% 7/1/10 (AMBAC Insured)      AAA        4,745,000                         4,393,917
(c)

4.75% 7/1/11 (AMBAC Insured)      AAA        4,000,000                         3,685,520
(c)

4.8% 7/1/12 (AMBAC Insured)       AAA        2,110,000                         1,938,183
(c)

4.95% 7/1/14 (AMBAC Insured)      AAA        4,000,000                         3,669,400
(c)

5% 7/1/15 (AMBAC Insured) (c)     AAA        1,880,000                         1,722,080

Massachusetts Gen. Oblig.:

(Cap. Appreciation)
(Consolidated Ln. Prog.):

Series B:

0% 6/1/02 (FGIC Insured)          Aaa        1,105,000                         985,671

0% 6/1/02 (FGIC Insured)          Aaa        3,895,000                         3,477,534
(Escrowed to Maturity) (d)

0% 7/1/02                         Aa2        12,250,000                        10,882,533

Series C, 0% 12/1/05              Aa2        6,500,000                         4,783,870

(Consolidated Ln. Prog.):

Series A:

5% 3/1/08 (AMBAC Insured)         Aaa        9,900,000                         9,745,164

7.5% 6/1/04                       Aa2        4,830,000                         5,209,686

Series C:

5.25% 9/1/08                      Aa2        3,000,000                         2,998,170

5.25% 8/1/09                      Aa2        13,650,000                        13,552,403

Series D:

5% 11/1/14                        Aa2        3,000,000                         2,729,760

5.25% 11/1/12                     Aa2        5,000,000                         4,822,150

Rfdg. Series B, 6.5% 8/1/08       Aa2        9,500,000                         10,273,205
(Escrowed to Maturity) (d)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.:

(1st Mtg. Fairview Extended       Aaa       $ 5,355,000                       $ 5,728,672
Care Proj.)  Series A,
10.125% 1/1/11 (Pre-Refunded
 to 1/1/01 @ 103) (d)

(Anna Jaques Hosp. Proj.)
Series B:

6% 10/1/00                        Baa1       985,000                           994,003

6.875% 10/1/12                    Baa1       3,250,000                         3,279,608

(Baystate Med. Ctr. Proj.):

Series D, 5.5% 7/1/16 (FGIC       Aaa        6,400,000                         6,060,416
Insured)

Series E:

6% 7/1/04 (FSA Insured)           Aaa        1,290,000                         1,339,859

6% 7/1/05 (FSA Insured)           Aaa        1,385,000                         1,442,824

6% 7/1/06 (FSA Insured)           Aaa        1,425,000                         1,486,204

(Blood Research Institute         -          14,775,000                        14,756,384
Proj.) Series A, 6.5% 2/1/22

(Boston College Issue Proj.)
Series L:

5.25% 6/1/10                      Aa3        1,340,000                         1,319,337

5.25% 6/1/11                      Aa3        1,410,000                         1,375,215

(Brandeis Univ. Proj.) Series
I:

5.25% 10/1/14 (MBIA Insured)      Aaa        2,780,000                         2,611,004

5.25% 10/1/16 (MBIA Insured)      Aaa        1,000,000                         918,370

(Cape Cod Health Sys. Proj.)      AAA        3,500,000                         3,307,990
Series A, 5.25% 11/15/13
(AMBAC Insured)

(Dana Farber Cancer Proj.)
Series G1:

5.5% 12/1/27                      A1         18,600,000                        15,215,358

6.25% 12/1/14                     A1         3,000,000                         2,970,210

(Falmouth Hosp. Proj.) Series     Aaa        1,000,000                         1,006,600
C, 5.5%  7/1/08 (MBIA
Insured)

(Faulkner Hosp. Proj.) Series
C:

6% 7/1/13 (Pre-Refunded to        Baa1       9,745,000                         10,258,464
7/1/03  @ 102) (d)

6% 7/1/23 (Pre-Refunded to        Baa1       6,010,000                         6,326,667
7/1/03  @ 102) (d)

(Lahey Clinic Med. Ctr.           Aaa        14,120,000                        13,846,496
Proj.) Series B, 5.25%
7/1/10 (MBIA Insured)

(Lowell Gen. Hosp. Proj.)
Series A:

8.25% 6/1/00 (Escrowed to         A3         685,000                           688,980
Maturity) (d)

8.4% 6/1/11 (Pre-Refunded to      A3         2,565,000                         2,744,088
6/1/01  @ 102) (d)

(Med. Academic & Scientific       BBB        5,150,000                         5,224,315
Commission Organizations
Proj.) Series A, 6.625%
1/1/15

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities  Auth. Rev.: -
continued

(MIT Proj.) Series I1, 5.2%       Aaa       $ 4,000,000                       $ 3,490,840
1/1/28

(Mount Auburn Hosp. Proj.)
Series B1:

6.25% 8/15/14 (MBIA Insured)      Aaa        1,250,000                         1,280,000

6.3% 8/15/24 (MBIA Insured)       Aaa        5,000,000                         5,014,800

(New England Med. Ctr. Hosp.
Proj.):

Series F, 6.625% 7/1/25 (FGIC     Aaa        4,850,000                         4,933,275
Insured)

Series G, 5.375% 7/1/24 (MBIA     Aaa        1,000,000                         887,570
Insured)

(Notre Dame Health Care Ctr.
Proj.) Series A:

7.25% 10/1/01                     -          260,000                           263,562

7.875% 10/1/22                    -          5,000,000                         5,189,450

(Partners Health Care Sys.
Proj.) Series A:

5.25% 7/1/04 (FSA Insured)        Aaa        2,000,000                         2,014,620

5.375% 7/1/24 (MBIA Insured)      Aaa        7,600,000                         6,642,780

5.5% 7/1/05 (FSA Insured)         Aaa        2,000,000                         2,031,980

5.5% 7/1/07 (FSA Insured)         Aaa        2,390,000                         2,414,402

(Simmons College Proj.):

Series B, 7.5% 10/1/20            Baa1       6,190,000                         6,445,276

Series C, 5% 10/1/19 (MBIA        Aaa        4,190,000                         3,570,969
Insured)

(South Shore Hosp. Proj.)
Series F:

4.75% 7/1/05                      A2         1,275,000                         1,202,873

5.125% 7/1/08                     A2         2,000,000                         1,850,680

5.25% 7/1/09                      A2         2,120,000                         1,952,478

5.625% 7/1/19                     A2         1,000,000                         845,490

5.75% 7/1/29                      A2         3,600,000                         2,964,528

(UMass Memorial Issue Proj.)
Series A:

5% 7/1/18 (AMBAC Insured)         Aaa        3,000,000                         2,586,360

5.25% 7/1/14 (AMBAC Insured)      Aaa        1,000,000                         935,260

(Wellesley College Proj.)         Aa1        8,050,000                         6,589,247
Series F, 5.125% 7/1/39

(Williams College Issue Proj.):

Series F, 5.75% 7/1/19            Aaa        3,000,000                         2,877,540

Series G, 5.5% 7/1/14             Aaa        3,665,000                         3,557,286

Rfdg.:

(Amherst College Proj.)
Series G:

5% 11/1/23                        Aa1        4,220,000                         3,538,639

5% 11/1/28                        Aa1        8,960,000                         7,358,938

5.25% 11/1/17                     Aa1        4,670,000                         4,284,445

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities  Auth. Rev.: -
continued

Rfdg.: - continued

(Boston College Proj.) Series
K:

5.25% 6/1/10                      Aa3       $ 3,025,000                       $ 2,978,355

5.375% 6/1/14                     Aa3        10,445,000                        9,993,254

(Emerson Hosp. Proj.) Series      Aaa        9,475,000                         9,522,470
D, 5.7% 8/15/12 (FSA Insured)

(Eye & Ear Infirmary Proj.)
Series B:

5.25% 7/1/08 (American Cap.       A          2,000,000                         1,945,720
Access Corp. Insured)

5.25% 7/1/09 (American Cap.       A          2,540,000                         2,479,599
Access Corp. Insured)

5.25% 7/1/10 (American Cap.       A          2,000,000                         1,930,500
Access Corp. Insured)

5.25% 7/1/11 (American Cap.       A          3,025,000                         2,893,322
Access Corp. Insured)

(Fairview Extended Care           Aaa        6,400,000                         6,332,800
Proj.) Series B, 4.55%
1/1/21 (MBIA Insured)

(Harvard Univ. Proj.) Series P:

5.6% 11/1/14                      Aaa        1,000,000                         987,790

5.625% 11/1/28                    Aaa        1,500,000                         1,415,490

6.5% 11/1/05                      Aaa        1,000,000                         1,076,890

(Massachusetts Gen. Hosp.         Aaa        4,750,000                         5,056,755
Proj.) Series F, 6.25%
7/1/12 (AMBAC Insured)

(Morton Hosp. & Med. Ctr.         AAA        2,800,000                         2,779,448
Proj.) Series B, 5.25%
7/1/08 (AMBAC Insured)

(Newton-Wellesley Hosp.
Proj.) Series G:

6% 7/1/12 (MBIA Insured)          Aaa        4,070,000                         4,191,530

6.125% 7/1/15 (MBIA Insured)      Aaa        4,500,000                         4,563,180

(Partners Health Care Sys.
Proj.) Series B:

3.85% 7/1/02                      A1         1,000,000                         964,920

3.95% 7/1/03                      A1         1,000,000                         951,750

5% 7/1/01                         A1         2,000,000                         1,998,020

(Wheaton College Proj.)
Series C:

5.125% 7/1/09                     A2         1,130,000                         1,085,681

5.25% 7/1/14                      A2         2,655,000                         2,468,486

5.25% 7/1/19                      A2         2,000,000                         1,780,460

Series A:

5.25% 7/1/01                      Baa2       2,000,000                         1,981,740

5.25% 7/1/02                      Baa2       2,000,000                         1,963,180

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities  Auth. Rev.: -
continued

Series A: - continued

5.25% 7/1/03                      Baa2      $ 2,000,000                       $ 1,940,480

5.95% 8/15/18 (FGIC Insured)      Aaa        7,900,000                         7,785,292

6.55% 6/23/22 (AMBAC Insured)     Aaa        20,000,000                        20,643,800

Massachusetts Hsg. Fin. Agcy.
Hsg. Rev.:

(Single Family Proj.) Series
40:

6.6% 12/1/24 (c)                  Aa         19,375,000                        19,593,356

6.65% 12/1/27 (c)                 Aa         6,930,000                         7,028,129

Rfdg.:

(Single Family Proj.) Series      Aaa        1,320,000                         1,294,590
53, 5.2% 12/1/21 (MBIA
Insured) (c)

Series A, 6% 12/1/13 (MBIA        Aaa        5,525,000                         5,566,327
Insured)

Series 29, 6.75% 6/1/26 (c)       Aa         2,580,000                         2,624,995

Massachusetts Hwy. Grant
Anticipation Notes:

Series A:

5.25% 6/15/09                     Aa2        3,490,000                         3,447,317

5.25% 6/15/12                     Aa2        5,000,000                         4,817,150

5.5% 6/15/14                      Aa2        3,000,000                         2,909,100

Series B:

5.125% 12/15/11                   Aa2        10,030,000                        9,633,013

5.125% 12/15/12                   Aa2        5,480,000                         5,202,602

Massachusetts Ind. Fin. Agcy.     A1         9,900,000                         9,386,091
Poll. Cont. Rev. Rfdg.
(Boston Edison Co. Proj.)
Series A, 5.75% 2/1/14

Massachusetts Ind. Fin. Agcy.
Resource Recovery Rev. Rfdg.
(Ogden Haverhill Proj.):

Series A, 4.7% 12/1/03            BBB        3,000,000                         2,878,020

Series A, 4.8% 12/1/04            BBB        3,570,000                         3,390,679

Massachusetts Ind. Fin. Agcy.
Rev.:

(Babson College Proj.) Series
A:

5.6% 10/1/06 (MBIA Insured)       Aaa        515,000                           527,829

5.7% 11/1/07 (MBIA Insured)       Aaa        545,000                           560,969

(Cap. Appreciation)
(Massachusetts Biomedical
Research Corp. Proj.):

Series A1, 0% 8/1/02              A1         3,650,000                         3,221,454

Series A2:

0% 8/1/03                         A1         1,000,000                         835,780

0% 8/1/05                         A1         24,600,000                        18,325,770

0% 8/1/07                         A+         25,000,000                        16,531,250

0% 8/1/08                         A+         15,000,000                        9,333,300

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.: - continued

(Concord Academy Proj.) 6.9%      Aaa       $ 1,370,000                       $ 1,443,720
9/1/21 (FSA Insured)
(Pre-Refunded to 9/1/01 @
102) (d)

(Groton School Proj.) Series      Aa2        5,000,000                         4,125,550
A, 5% 3/1/28

(Tufts Univ. Proj.) Series H,     Aaa        10,000,000                        7,785,599
4.75% 2/15/28 (MBIA Insured)

(Whitehead Institute              Aa1        14,600,000                        12,142,528
Biomedical Research Proj.)
5.125% 7/1/26

Rfdg.:

(Lesley College Proj.) Series     AAA        2,525,000                         2,587,696
A, 6.3% 7/1/15 (AMBAC
Insured)

(Milton Academy Proj.) Series     Aaa        2,500,000                         2,229,600
B, 5.25% 9/1/19 (MBIA
Insured)

(Springfield College Proj.):

5.25% 9/15/03                     Baa1       755,000                           749,813

5.25% 9/15/04                     Baa1       885,000                           872,796

5.35% 9/15/05                     Baa1       930,000                           915,511

(Worcester Polytechnic
Institute Proj.):

5.75% 9/1/05 (MBIA Insured)       Aaa        1,340,000                         1,384,689

5.75% 9/1/06 (MBIA Insured)       Aaa        1,115,000                         1,151,739

5.75% 9/1/07 (MBIA Insured)       Aaa        1,500,000                         1,548,240

5.75% 9/1/08 (MBIA Insured)       Aaa        1,585,000                         1,633,802

Massachusetts Muni. Wholesale
Elec. Co. Pwr. Supply Sys.
Rev.:

Rfdg.:

Series A:

5.1% 7/1/08 (AMBAC Insured)       Aaa        1,000,000                         985,940

6% 7/1/18 (MBIA Insured)          Aaa        10,000,000                        9,909,900

6.75% 7/1/08                      Baa2       3,000,000                         3,129,120

Series B:

4.75% 7/1/11 (MBIA Insured)       Aaa        2,000,000                         1,799,100

6.5% 7/1/02 (MBIA Insured)        Aaa        2,000,000                         2,077,820

6.625% 7/1/04                     Baa2       7,925,000                         8,313,721

6.75% 7/1/08                      Baa2       6,000,000                         6,258,240

Series C, 6.6% 7/1/05             Baa2       2,075,000                         2,170,803

Series B, 6.75% 7/1/17            Baa2       9,050,000                         9,192,719

Series C, 6.625% 7/1/18 (MBIA     Aaa        10,000,000                        10,296,100
Insured)

Series D:

6% 7/1/06                         Baa2       1,000,000                         1,023,150

6% 7/1/11 (MBIA Insured)          Aaa        2,000,000                         2,066,100

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Muni. Wholesale
Elec. Co. Pwr. Supply Sys.
Rev.: - continued

Series E:

6% 7/1/06                         Baa2      $ 1,640,000                       $ 1,677,966

6% 7/1/11 (MBIA Insured)          Aaa        2,000,000                         2,066,100

Massachusetts Port Auth. Rev.:

(Spl. Facilities-US Air           Aaa        2,030,000                         2,017,719
Proj.) Series A, 5.5% 9/1/10
(MBIA Insured) (c)

Rfdg. Series A:

5% 7/1/13                         Aa3        5,000,000                         4,602,250

5% 7/1/23                         Aa3        8,750,000                         7,327,512

5.5% 7/1/09                       Aa3        3,160,000                         3,170,554

5.5% 7/1/17                       Aa3        2,105,000                         1,993,856

Series A:

6% 7/1/03                         Aa3        1,000,000                         1,034,120

6% 7/1/04                         Aa3        1,390,000                         1,445,392

Series B:

5.5% 7/1/10 (FSA Insured) (c)     Aaa        11,470,000                        11,401,180

5.5% 7/1/11 (FSA Insured) (c)     Aaa        5,500,000                         5,428,665

5.5% 7/1/12 (FSA Insured) (c)     Aaa        4,000,000                         3,917,320

5.5% 7/1/14 (FSA Insured) (c)     Aaa        5,335,000                         5,112,797

Series C, 5.75% 7/1/29            Aa3        5,000,000                         4,677,950

5.625% 7/1/12 (Escrowed to        Aaa        1,830,000                         1,833,294
Maturity) (d)

Massachusetts Spl. Oblig. Rev.:

(Hwy. Impt. Ln. Proj.) Series     Aa2        5,000,000                         5,138,050
A, 6% 6/1/13 (AMBAC Insured)
(Pre-Refunded to 6/1/02 @
100) (d)

Series A, 5.8% 6/1/14             Aa2        4,185,000                         4,353,948
(Pre-Refunded to 6/1/04 @
101) (d)

Massachusetts Tpk. Auth.          Aaa        15,700,000                        13,441,398
Metro. Hwy. Sys. Rev. Series
A, 5.125% 1/1/23 (MBIA
Insured)

Massachusetts Tpk. Auth.          Aaa        45,495,000                        45,090,985
Western Tpk. Rev.  Series A,
5.55% 1/1/17 (MBIA Insured)

Massachusetts Wtr. Poll.
Abatement Rev.  (Pooled Ln.
Prog.):

Series 3:

5.4% 2/1/10                       Aaa        1,700,000                         1,702,669

5.5% 2/1/13                       Aaa        6,715,000                         6,651,275

6% 2/1/06                         Aaa        3,000,000                         3,149,970

6% 2/1/07                         Aaa        4,795,000                         5,045,970

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Wtr. Poll.
Abatement Rev.  (Pooled Ln.
Prog.): - continued

Series 4:

5.125% 8/1/11                     Aaa       $ 3,245,000                       $ 3,140,965

5.125% 8/1/14                     Aaa        2,205,000                         2,061,763

Massachusetts Wtr. Poll.
Abatement Trust Wtr. Poll.
Abatement Rev.:

(MWRA Ln. Prog.) Series A:

5% 8/1/15                         Aa1        50,000                            44,939

5.25% 8/1/12                      Aa1        565,000                           548,666

5.25% 8/1/13                      Aa1        330,000                           316,038

5.25% 8/1/13 (Escrowed to         Aa1        2,670,000                         2,574,975
Maturity) (d)

5.25% 8/1/14                      Aa1        290,000                           272,789

5.25% 8/1/14 (Escrowed to         Aa1        2,710,000                         2,585,638
Maturity) (d)

5.375% 8/1/15 (Escrowed to        Aa1        4,000,000                         3,827,720
Maturity) (d)

5.375% 8/1/16                     Aa1        125,000                           116,981

5.375% 8/1/16 (Escrowed to        Aa1        1,875,000                         1,785,375
Maturity) (d)

5.45% 2/1/13 (Escrowed to         Aa1        1,960,000                         1,927,778
Maturity) (d)

6% 8/1/04                         Aa1        880,000                           919,688

6% 8/1/05                         Aa1        335,000                           350,176

(Pooled Ln. Prog.) Series 1:

5.3% 2/1/05                       Aaa        1,000,000                         1,015,390

5.45% 2/1/07                      Aaa        2,000,000                         2,032,580

Series A:

5% 8/1/15 (Escrowed to            Aa1        950,000                           872,993
Maturity) (d)

5.25% 8/1/12 (Escrowed to         Aa1        3,935,000                         3,836,507
Maturity) (d)

5.45% 2/1/13                      Aa1        140,000                           137,145

6% 8/1/02                         Aa1        555,000                           572,716

6% 8/1/02 (Escrowed to            Aa1        1,445,000                         1,488,379
Maturity) (d)

6% 8/1/04 (Escrowed to            Aa1        2,790,000                         2,911,309
Maturity) (d)

6% 8/1/05 (Escrowed to            Aa1        1,165,000                         1,219,802
Maturity) (d)

Massachusetts Wtr. Resources
Auth. Rev.:

Rfdg.:

Series B:

4.5% 8/1/22 (FSA Insured)         Aaa        1,000,000                         771,860

5% 3/1/22                         A1         13,000,000                        10,928,060

5.5% 8/1/15 (FSA Insured)         Aaa        2,750,000                         2,633,730

5.5% 8/1/16 (FSA Insured)         Aaa        1,425,000                         1,369,439

5.875% 11/1/04                    A1         1,975,000                         2,050,465

6% 11/1/08                        A1         4,500,000                         4,634,055

6.25% 11/1/10                     A1         4,930,000                         5,125,918

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Wtr. Resources
Auth. Rev.: - continued

Rfdg.:

Series C, 4.75% 12/1/23           A1        $ 13,000,000                      $ 10,337,860

Series A:

5.8% 8/1/11 (MBIA Insured)        Aaa        2,740,000                         2,870,314
(Pre-Refunded to 8/1/04 @
101.5) (d)

6.5% 7/15/09                      A1         4,250,000                         4,564,203

6.5% 7/15/19                      A1         16,960,000                        17,812,749

Mendon Upton Reg'l. School
District:

5% 6/1/08 (FGIC Insured)          Aaa        1,215,000                         1,191,502

5.125% 6/1/09 (FGIC Insured)      Aaa        1,285,000                         1,255,831

5.125% 6/1/10 (FGIC Insured)      Aaa        1,355,000                         1,320,854

5.25% 6/1/11 (FGIC Insured)       Aaa        1,435,000                         1,401,966

Methuen Gen. Oblig.:

5% 11/1/16 (FGIC Insured)         Aaa        1,500,000                         1,335,060

5.25% 11/1/07 (FGIC Insured)      Aaa        1,355,000                         1,360,894

5.25% 11/1/08 (FGIC Insured)      Aaa        1,415,000                         1,411,151

5.25% 11/1/09 (FGIC Insured)      Aaa        1,480,000                         1,462,477

5.25% 11/1/10 (FGIC Insured)      Aaa        1,550,000                         1,525,433

Nantucket Gen. Oblig. Rfdg.:

5% 7/15/17 (MBIA Insured)         Aaa        5,000,000                         4,393,250

5.375% 7/15/11 (MBIA Insured)     Aaa        2,005,000                         1,976,329

Nantucket Island Land Bank        A1         6,175,000                         6,520,306
Rfdg. Series E, 7.25% 7/1/19
(Pre-Refunded to 7/1/01 @
102) (d)

New England Ed. Ln. Marketing     A3         7,805,000                         7,932,690
Corp. Massachusetts Rfdg.
(Student Ln. Prog.) Series
A, 5.7% 7/1/05 (c)

New England Ed. Ln. Marketing
Corp. Massachusetts Student
Ln. Rev.:

Issue A, 5.8% 3/1/02              Aaa        37,155,000                        37,798,896

Sub Issue C, 6.75% 9/1/02 (c)     A          1,250,000                         1,287,000

North Attleborough Gen.           Aaa        1,000,000                         951,600
Oblig. Rfdg. 5.25% 11/1/13
(AMBAC Insured)

Pentucket Reg'l. School
District:

5.1% 2/15/11 (MBIA Insured)       Aaa        330,000                           315,873

5.1% 2/15/12 (MBIA Insured)       Aaa        220,000                           207,788

5.1% 2/15/13 (MBIA Insured)       Aaa        575,000                           537,309

5.1% 2/15/14 (MBIA Insured)       Aaa        525,000                           484,622

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT                  VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

South Essex Swr. District:

Rfdg. Series A:

5.25% 6/15/24 (MBIA Insured)      Aaa       $ 2,810,000                       $ 2,460,211

6% 6/15/03 (MBIA Insured)         Aaa        2,390,000                         2,480,270

6% 6/15/04 (MBIA Insured)         Aaa        2,375,000                         2,482,944

6% 6/15/05 (MBIA Insured)         Aaa        1,175,000                         1,229,849

6% 6/15/06 (MBIA Insured)         Aaa        2,305,000                         2,418,637

Series B, 7% 6/1/24 (MBIA         Aaa        1,000,000                         1,096,720
Insured) (Pre-Refunded to
6/1/04 @ 102) (d)

Southern Berkshire Reg'l.         Aaa        4,000,000                         4,263,760
School District 7% 4/15/11
(MBIA Insured)

Taunton Ind. Dev. Fin. Auth.      A1         2,400,000                         2,462,544
Ind. Dev. Rev. Rfdg. (Pepsi
Cola Metro. Bottle Proj.)
5.65% 8/1/12

Westfield Gen. Oblig. (Muni.
Purp. Ln. Prog.):

5% 9/1/10 (FSA Insured)           Aaa        545,000                           519,292

5% 9/1/12 (FSA Insured)           Aaa        745,000                           695,756

5% 9/1/13 (FSA Insured)           Aaa        750,000                           695,843

Winchendon School Proj. Ln.       Aaa        1,275,000                         1,314,538
6.05% 3/15/12 (AMBAC Insured)

Woods Hole Martha's Vineyard      Aa2        1,100,000                         1,061,159
& Nantucket Steamship Rfdg.
Series A, 5.125% 3/1/11

Worcester Gen. Oblig. (Muni.
Purp. Ln. Prog.) Series A:

5.5% 4/1/10 (FSA Insured)         Aaa        1,265,000                         1,265,266

5.5% 4/1/11 (FSA Insured)         Aaa        2,850,000                         2,839,142

5.75% 4/1/12 (FSA Insured)        Aaa        2,935,000                         2,969,545

                                                                               1,210,713,862

PUERTO RICO - 0.5%

Puerto Rico Commonwealth Gen.     Aaa        7,500,000                         6,653,475
Oblig. Rfdg. (Pub. Impt.
Proj.) 3% 7/1/06 (MBIA
Insured)

TOTAL MUNICIPAL BONDS                                          1,220,315,302
(Cost $1,248,578,991)



MUNICIPAL NOTES - 1.1%

                               PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - 1.1%

Massachusetts Health & Edl.
Facilities Auth. Rev.  (Cap.
Asset Prog.):

Series B, 3.55% (MBIA          $ 1,000,000                        $ 1,000,000
Insured), VRDN (b)

Series C, 3.55% (MBIA           700,000                            700,000
Insured), VRDN (b)

Series E, 3.55%, LOC Bank One   12,500,000                         12,500,000
NA, Chicago, VRDN (b)

TOTAL MUNICIPAL NOTES                                              14,200,000
(Cost $14,200,000)

TOTAL INVESTMENT PORTFOLIO -                                       1,234,515,302
98.7%  (Cost $1,262,778,991)

NET OTHER ASSETS - 1.3%                                            15,934,055

NET ASSETS - 100%                                                  $ 1,250,449,357


SECURITY TYPE ABBREVIATIONS

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS  S&P RATINGS

Aaa, Aa, A    81.6%  AAA, AA, A    74.9%

Baa           6.1%   BBB           5.7%

Ba            0.0%   BB            0.0%

B             0.0%   B             0.0%

Caa           0.0%   CCC           0.0%

Ca, C         0.0%   CC, C         0.0%

                     D             0.0%

The percentage not rated by Moody's or S&P amounted to 1.9%.
The distribution of municipal securities by revenue source, as a percentage of net assets, is as follows:

General Obligations          21.7%

Health Care                  18.1

Education                    16.4

Water & Sewer                9.7

Transportation               8.8

Escrowed/Pre-Refunded        7.2

Electric Utilities           5.9

Others* (individually less   12.2
than 5%)

                             100.0%

* Includes short-term investments and net other assets.

INCOME TAX INFORMATION

At January 31, 2000, the aggregate cost of investment securities for income tax purposes was $1,262,778,991. Net unrealized depreciation aggregated $28,263,689, of which $17,588,900 related to appreciated investment securities and $45,852,589 related to depreciated investment securities.

The fund hereby designates approximately $2,666,000 as a capital gain dividend for the purpose of the dividend paid deduction.

The fund hereby designates 100% of the long-term capital gain dividends distributed during the fiscal year as 20%-rate capital gain dividends (unaudited).

During the fiscal year ended January 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 6.87% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                                         JANUARY 31, 2000

ASSETS

Investment in securities, at                 $ 1,234,515,302
value (cost $1,262,778,991)
- See accompanying schedule

Cash                                          1,648,386

Receivable for investments                    2,009,129
sold

Receivable for fund shares                    2,342,395
sold

Interest receivable                           16,235,200

 TOTAL ASSETS                                 1,256,750,412

LIABILITIES

Payable for investments         $ 1,065,344
purchased

Payable for fund shares          3,227,247
redeemed

Distributions payable            1,475,172

Accrued management fee           394,907

Other payables and accrued       138,385
expenses

 TOTAL LIABILITIES                            6,301,055

NET ASSETS                                   $ 1,250,449,357

Net Assets consist of:

Paid in capital                              $ 1,285,854,648

Distributions in excess of                    (667,664)
net investment income

Accumulated undistributed net                 (6,473,938)
realized  gain (loss) on
investments

Net unrealized appreciation                   (28,263,689)
(depreciation) on investments

NET ASSETS, for 113,519,727                  $ 1,250,449,357
shares outstanding

NET ASSET VALUE, offering                     $11.02
price and redemption price
per share ($1,250,449,357
(divided by) 113,519,727
shares)

STATEMENT OF OPERATIONS

                              YEAR ENDED JANUARY 31, 2000

INTEREST INCOME                             $ 73,325,609

EXPENSES

Management fee                 $ 5,156,574

Transfer agent fees             1,025,219

Accounting fees and expenses    308,849

Non-interested trustees'        3,773
compensation

Custodian fees and expenses     44,823

Registration fees               19,489

Audit                           32,282

Legal                           6,323

Reports to shareholders         19,244

Miscellaneous                   2,649

 Total expenses before          6,619,225
reductions

 Expense reductions             (37,433)     6,581,792

NET INTEREST INCOME                          66,743,817

REALIZED AND UNREALIZED GAIN                 2,731,736
(LOSS)
Net realized gain (loss) on
investment securities

Change in net unrealized                     (121,641,113)
appreciation (depreciation)
on investment securities

NET GAIN (LOSS)                              (118,909,377)

NET INCREASE (DECREASE) IN                  $ (52,165,560)
NET ASSETS RESULTING  FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                          $ 20,190

 Transfer agent credits                      17,243

                                            $ 37,433

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED JANUARY 31, 2000  YEAR ENDED JANUARY 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 66,743,817                 $ 62,326,338

 Net realized gain (loss)         2,731,736                    6,547,818

 Change in net unrealized         (121,641,113)                5,776,832
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       (52,165,560)                 74,650,988
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders

 From net interest income         (65,874,659)                 (62,326,338)

 From net realized gain           (2,917,419)                  (3,424,113)

 TOTAL DISTRIBUTIONS              (68,792,078)                 (65,750,451)

Share transactions Net            428,856,656                  411,256,684
proceeds from sales of shares

 Reinvestment of distributions    50,405,206                   49,879,270

 Cost of shares redeemed          (502,589,047)                (307,453,574)

 NET INCREASE (DECREASE) IN       (23,327,185)                 153,682,380
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (144,284,823)                162,582,917
IN NET ASSETS

NET ASSETS

 Beginning of period              1,394,734,180                1,232,151,263

 End of period (including        $ 1,250,449,357              $ 1,394,734,180
distributions in excess of
net investment income of
$667,664 and $0,
respectively)

OTHER INFORMATION
Shares

 Sold                             37,090,556                   34,483,365

 Issued in reinvestment of        4,390,234                    4,178,914
distributions

 Redeemed                         (43,811,523)                 (25,779,793)

 Net increase (decrease)          (2,330,733)                  12,882,486


FINANCIAL HIGHLIGHTS

YEARS ENDED JANUARY 31,          2000         1999         1998         1997         1996

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 12.040     $ 11.970     $ 11.430     $ 11.700     $ 10.800
of period

Income from Investment            .565 C       .571         .593         .605         .652
Operations Net interest
income

Net realized and unrealized       (1.000)      .100         .542         (.266)       .902
gain (loss)

Total from investment             (.435)       .671         1.135        .339         1.554
operations

Less Distributions

From net interest income          (.560)       (.571)       (.593)       (.605)       (.654)

From net realized gain            (.025)       (.030)       (.002)       (.004)       -

Total distributions               (.585)       (.601)       (.595)       (.609)       (.654)

Net asset value, end of period   $ 11.020     $ 12.040     $ 11.970     $ 11.430     $ 11.700

TOTAL RETURN A                    (3.70)%      5.76%        10.21%       3.06%        14.76%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,250,449  $ 1,394,734  $ 1,232,151  $ 1,127,851  $ 1,170,207
(000 omitted)

Ratio of expenses to average      .49%         .51%         .53%         .56%         .55%
net assets

Ratio of expenses to average      .48% B       .51%         .53%         .56%         .54% B
net assets after expense
reductions

Ratio of net interest income      4.91%        4.80%        5.10%        5.29%        5.80%
to average net assets

Portfolio turnover rate           22%          12%          21%          44%          33%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and does not include the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MA MUNICIPAL MONEY         2.83%        16.32%        29.38%
MARKET

Massachusetts Tax-Free Retail      2.61%        15.51%        n/a
  Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 4, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free retail money market funds average, which reflects the performance of mutual funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 10 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MA MUNICIPAL MONEY         2.83%        3.07%         2.93%
MARKET

Massachusetts Tax-Free Retail      2.61%        2.92%         n/a
  Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                              1/31/00  11/1/99  8/2/99  5/3/99  2/1/99



Spartan Massachusetts         2.85%    2.95%    2.63%   3.01%   2.48%
Municipal Money  Market Fund



Massachusetts  Tax-Free       2.61%    2.68%    2.46%   2.88%   2.24%
Retail Money  Market  Funds
Average



Spartan Massachusetts         4.73%    4.90%    4.37%   5.00%   4.12%
Municipal Money Market Fund
- Tax-equivalent



Portion of fund's income      4.15%    7.28%    4.08%   1.49%   7.31%
subject to state taxes


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 39.74%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because
it ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(PHOTOGRAPH OF SCOTT ORR)

An interview with Scott Orr, Portfolio Manager of Spartan
Massachusetts Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12
MONTHS THAT ENDED JANUARY 31, 2000?

A. As the period started, economic growth in the U.S. was fairly robust and employment strengthened. In addition, data began to indicate that inflation might not be as well-behaved as it had been in the recent past. Faced with that backdrop, market observers began to feel that the Federal Reserve Board would raise short-term interest rates to slow growth and head off inflation. Through the rest of the period, economic growth remained solid and unemployment stayed at historically low levels. Such a tight labor market often leads to inflation, as employers are forced to raise salaries in order to attract or retain workers, passing on the additional cost to the consumer. The Fed indicated that improvements in worker productivity had helped keep inflation at bay. Nevertheless, with constant, broad-based economic strength and continually tight labor markets throughout 1999, the Fed felt compelled to take back all three of the rate cuts it had implemented in the fall of 1998, which it had used to head off global economic turmoil present at that time. It did so with a series of three 0.25 percentage point rate hikes in June, August and November, raising the rate banks charge each other for overnight loans
- known as the fed funds rate - from 4.75% at the beginning of the period to 5.50% by the end of 1999.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund began the period with an average maturity in the mid-40-day range. This was a fairly neutral position, given the fact that we had just emerged from a period when the Fed was lowering rates, but was expected to raise rates in the future. For most of the period, I maintained that neutral posture, at the same time looking for yield opportunities among longer-term, fixed-rate notes that incorporated my expectation for higher rates. In the fall of 1999, I extended the fund's maturity to the high-60-day range for a short time, because increased issuance in the Massachusetts market caused fixed-rate yields to become relatively attractive. That was the only interval in which I more aggressively purchased fixed-rate notes to extend the fund's average maturity. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the Massachusetts market. Even though more of shareholders' income will be taxable at the state level this year because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in significantly lower-yielding, tax-exempt Massachusetts securities.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on January 31, 2000, was 2.85%, compared to 2.51% 12 months ago. The more recent seven-day yield was the equivalent of a 4.73% taxable rate of return for Massachusetts investors in the 39.74% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2000, the fund's 12-month total return was 2.83%, compared to 2.61% for the Massachusetts tax-free retail money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. The market anticipates that the Fed's next rate increase will occur in early February, just after the end of the fund's fiscal year. Productivity gains have offset the inflationary pressures often sparked by tight employment and solid growth. I believe it is likely the Fed will raise rates again to slow growth and prevent inflation from cropping up, in an attempt to stay ahead of the curve if gains in productivity are not sustained. The timing and scope of any Fed rate hikes would most probably be dictated by the pace of the economy and the tightness of the labor market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: high level of income,
exempt from federal and
Massachusetts personal
income tax, as is consistent
with preservation of capital
and liquidity

FUND NUMBER: 426

TRADING SYMBOL: FMSXX

START DATE: March 4, 1991

SIZE: as of January 31,
2000, more than $831
million

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1989
(checkmark)

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION


DAYS                     % OF FUND'S INVESTMENTS 1/31/00  % OF FUND'S INVESTMENTS 7/31/99  % OF FUND'S INVESTMENTS 1/31/99

  0 - 30                 65.0                             62.9                             69.4

 31 - 90                 17.5                             18.8                             17.4

 91 - 180                5.8                              6.2                              6.4

181 - 397                11.7                             12.1                             6.8

WEIGHTED AVERAGE MATURITY

                         1/31/00                          7/31/99                          1/31/99

Spartan Massachusetts    54 Days                          53 Days                          43 Days
Municipal Money Market Fund

Massachusetts Tax-Free
Money                    50 Days                          50 Days                          45 Days
Market Funds Average*



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000                                          AS OF JULY 31, 1999

                         Variable Rate Demand Notes                                  Variable Rate Demand Notes
                        (VRDNs) 47.9%                                               (VRDNs) 50.6%

                         Commercial  Paper (including                                Commercial  Paper (including
                         CP Mode) 18.5%                                              CP Mode) 19.0%

                         Tender Bonds 0.8%                                           Tender Bonds 0.4%

                         Municipal Notes 22.9%                                       Municipal Notes 22.7%

                         Other Investments  and Net                                  Other Investments  and Net
                         Other Assets 9.9%                                           Other Assets 7.3%



Row: 1, Col: 1, Value: 47.9
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 18.5
Row: 1, Col: 4, Value: 0.8
Row: 1, Col: 5, Value: 0.8
Row: 1, Col: 6, Value: 4.0
Row: 1, Col: 7, Value: 22.9
Row: 1, Col: 8, Value: 9.9

Row: 1, Col: 1, Value: 50.6
Row: 1, Col: 2, Value: nil
Row: 1, Col: 3, Value: 19.0
Row: 1, Col: 4, Value: nil
Row: 1, Col: 5, Value: 0.4
Row: 1, Col: 6, Value: 3.5
Row: 1, Col: 7, Value: 22.9
Row: 1, Col: 8, Value: 7.3

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JANUARY 31, 2000

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 96.5%

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - 92.5%

Acton & Boxborough Reg'l.        $ 3,000,000                      $ 3,009,249
School District BAN 4.25%
12/14/00

Beverly Gen. Oblig. BAN 4.5%      5,800,000                        5,824,492
9/14/00

Billerica Gen. Oblig. BAN 4%      3,200,000                        3,206,935
7/14/00

Boston Ind. Dev. Rev. (New        600,000                          600,000
Boston Seafood Ctr. Proj.)
Series 1997, 3.3%, LOC
BankBoston NA, VRDN (b)(e)

Boston Wtr. & Swr. Commission     5,100,000                        5,100,000
Rev. Participating VRDN
Series SG 75, 3.12%
(Liquidity Facility Societe
Generale) (b)(g)

Bourne Gen. Oblig. BAN 4.5%       3,612,000                        3,621,944
9/29/00

Bridgewater Gen. Oblig. BAN       2,900,000                        2,901,318
4.25% 1/19/01

Brookline Gen. Oblig. BAN:

3.5% 6/1/00                       5,200,000                        5,205,313

3.75% 6/1/00                      3,900,000                        3,902,888

4% 4/12/00                        2,300,000                        2,300,747

Chelmsford Gen. Oblig. BAN        2,500,000                        2,500,156
3.5% 2/10/00

Everett Gen. Oblig. BAN 4.25%     5,000,000                        5,000,852
2/17/00

Foxborough Gen. Oblig. BAN        2,200,000                        2,206,161
4.25% 11/15/00

Gloucester Gen. Oblig. BAN 4%     3,000,000                        3,007,279
8/3/00

Groton-Dunstable Reg'l.           3,050,000                        3,056,700
School District BAN 4%
7/27/00

Hanover Gen. Oblig. BAN 4%        2,500,000                        2,505,129
6/29/00

Hingham Gen. Oblig. BAN:

4.25% 9/28/00                     7,520,000                        7,545,188

4.25% 11/15/00                    2,700,000                        2,707,755

Holliston Gen. Oblig. BAN:

4.25% 9/21/00                     2,465,000                        2,473,016

4.25% 12/13/00                    4,900,000                        4,915,059

Hopkinton Gen. Oblig. BAN 4%      9,000,000                        9,015,203
8/25/00

Ludlow Gen. Oblig. BAN 4%         2,150,000                        2,154,289
7/14/00

Mansfield Gen. Oblig. BAN         6,290,000                        6,297,296
4.25% 4/26/00

Marion Gen. Oblig. BAN 4.25%      3,000,000                        3,009,685
9/28/00

Marshfield Gen. Oblig. BAN        3,100,000                        3,107,215
4.25% 9/8/00

Massachusetts Bay Trans. Auth.:

RAN Series 1999 A, 3.5%           15,500,000                       15,500,846
2/25/00

Series 1999, 2.8%, VRDN (b)       200,000                          200,000

Series D:

3.55% 3/9/00, CP                  5,850,000                        5,850,000

3.6% 3/9/00, CP                   11,600,000                       11,600,000

3.85% 3/9/00, CP                  10,000,000                       10,000,000

Series E, 3.6% 3/9/00, CP         2,400,000                        2,400,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Bay Transit        $ 4,645,000                      $ 4,645,000
Auth. Rev. Participating
VRDN Series 992101, 3.3%
(Liquidity Facility
Citibank, New York NA) (b)(g)

Massachusetts Dev. Fin. Agcy.     1,600,000                        1,600,000
Ind. (Charm Sciences, Inc.
Proj.) Series 1999 A, 3.4%,
LOC BankBoston NA, VRDN
(b)(e)

Massachusetts Dev. Fin. Agcy.     3,000,000                        3,000,000
Resource Recovery Rev. Bonds
(Ogden Haverhill Proj.)
Series 1999 A, 4.05%, tender
2/3/00 (e)

Massachusetts Dev. Fin. Agcy.     5,000,000                        5,000,000
Rev. (Boston Renaissance
Charter School Proj.) Series
1999, 3.25%, LOC BankBoston
NA, VRDN (b)

Massachusetts Gen. Oblig.:

Bonds Series A, 4% 2/1/00         7,755,000                        7,755,000

Participating VRDN:

Series 132, 3.25% (Liquidity      2,350,000                        2,350,000
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

Series ROC II 99 11, 3.3%         1,500,000                        1,500,000
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(b)(g)

Rfdg.:

Series 1997 B, 3.2%, VRDN (b)     28,000,000                       28,000,000

Series 1998 B, 3.15%, VRDN (b)    21,100,000                       21,100,000

Participating VRDN:

Series 35, 3.26% (Liquidity       8,600,000                        8,600,000
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

Series PA 363, 3.12%              4,920,000                        4,920,000
(Liquidity Facility Merrill
Lynch  & Co., Inc.) (b)(g)

Series 1998 A, 3.15%, VRDN (b)    10,960,000                       10,960,000

Series D:

3.45% 2/7/00, CP                  4,400,000                        4,400,000

3.5% 2/7/00, CP                   3,000,000                        3,000,000

Participating VRDN Series         5,300,000                        5,300,000
96C2101, 3.3% (Liquidity
Facility Citibank, New York
NA) (b)(g)

Massachusetts Health & Edl.
Facilities Auth. Rev.:

Bonds (Emerson Hosp. Proj.)       8,000,000                        8,293,386
Series C, 8% 7/1/18
(Pre-Refunded to 7/1/00 @
102) (f)

Participating VRDN:

Series 1997 Y, 3.35%              4,435,000                        4,435,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(g)

Series MLPA 595R, 3.12%           4,000,000                        4,000,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.: -
continued

Participating VRDN:

Series MSOW98 101, 3.25%         $ 4,895,000                      $ 4,895,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Series SG 27, 3.12%               3,935,000                        3,935,000
(Liquidity Facility Societe
Generale) (b)(g)

(Cap. Asset Prog.):

Series B, 3.55% (MBIA             4,100,000                        4,100,000
Insured), VRDN (b)

Series C, 3.55% (MBIA             7,700,000                        7,700,000
Insured), VRDN (b)

(Home for Little Wanderers        2,400,000                        2,400,000
Proj.) Series B, 3.15%
(Liquidity Facility
BankBoston NA), VRDN (b)

(Partners Health Care Sys.
Proj.):

Series P1, 3.05% (FSA             10,200,000                       10,200,000
Insured), VRDN (b)

Series P2, 3.15% (FSA             3,400,000                        3,400,000
Insured), VRDN (b)

3.15%, LOC Cr. Local de           1,760,000                        1,760,000
France, VRDN (b)

Massachusetts Hsg. Fin. Agcy.     10,000,000                       10,000,000
Rfdg. (Hbr. Point Apt.
Proj.) Series 1995 A, 3.2%
(Govt. Nat'l. Mortgage
Assoc. Guaranteed) (BPA HSBC
Bank USA), VRDN (b)

Massachusetts Hsg. Fin. Agcy.
Hsg. Rev. Participating VRDN:

Series 1998 B, 3.2%               15,035,000                       15,035,000
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(g)

Series H, 3.35% (Liquidity        8,375,000                        8,375,000
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Series PA 370, 3.2%               2,400,000                        2,400,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PT 212, 3.2%               3,645,000                        3,645,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series PT 33, 3.2% (Liquidity     1,160,000                        1,160,000
Facility Banque Nationale de
Paris) (b)(e)(g)

Series PT 42, 3.12%               1,455,000                        1,455,000
(Liquidity Facility
Commerzbank AG) (b)(g)

Massachusetts Hsg. Fin. Proj.     3,500,000                        3,500,000
Participating VRDN Series PT
250, 3.12% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Massachusetts Ind. Fin. Agcy.     1,900,000                        1,900,000
Health Care Facilities Auth.
(Jewish Geriatric Svs.
Proj.) 3.25%, LOC BankBoston
NA, VRDN (b)

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.:

(346 Univ. LLC Proj.) Series      1,300,000                        1,300,000
1996, 3.4%, LOC BankBoston
NA, VRDN (b)(e)

(Abbott Box Co. Proj.) Series     2,255,000                        2,255,000
1997, 3.35%, (Ten Campanelli
Circle Realty Trust) LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.: - continued

(Barbour Corp. Proj.) Series     $ 2,515,000                      $ 2,515,000
1998, 3.35%, LOC Fleet
Nat'l. Bank, VRDN (b)(e)

(Barker Steel Co. Proj.)          800,000                          800,000
Series 1995, 3.25%, LOC
State Street Bank & Trust
Co., VRDN (b)(e)

(BBB Esq. LLC Proj.) Series       800,000                          800,000
1996, 3.4%, LOC BankBoston
NA, VRDN (b)(e)

(Brady Enterprises Proj.)         1,550,000                        1,550,000
Series 1996, 3.35%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Canton/Cedar Realty LLC          1,400,000                        1,400,000
Proj.) Series 1997, 3.35%,
LOC Fleet Nat'l. Bank, VRDN
(b)(e)

(Carand Realty Trust Proj.)       900,000                          900,000
Series 1997, 3.2%, LOC State
Street Bank & Trust Co.,
VRDN (b)(e)

(Decas Cranberry Proj.)           2,800,000                        2,800,000
Series 1997, 3.35%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Hazen Paper Co. Proj.)           800,000                          800,000
Series 1996, 3.35%, LOC
BankBoston NA, VRDN (b)(e)

(Heat Fab, Inc. Proj.) Series     1,575,000                        1,575,000
1996, 3.4%, LOC BankBoston
NA, VRDN (b)(e)

(Lightlife Foods, Inc. Proj.)     2,500,000                        2,500,000
Series 1997, 3.35%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Parker-Hannifin Corp. Proj.)     1,800,000                        1,800,000
Series 1997, 3.4%, LOC
Wachovia Bank NA, VRDN (b)(e)

(Riverdale Mills Corp. Proj.)     1,800,000                        1,800,000
Series 1995, 3.4%, LOC
BankBoston NA, VRDN (b)(e)

(Sencorp Systems, Inc. Proj.)     2,300,000                        2,300,000
Series 1998 A, 3.4%, LOC
BankBoston NA, VRDN (b)(e)

(United Plastics Proj.)           2,000,000                        2,000,000
Series 1997, 3.35%, (33
Patriot Circle Trust) LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

Massachusetts Ind. Fin. Agcy.
Poll. Cont. Rev. Rfdg. Bonds
(New England Pwr. Co. Proj.):

Series 1992:

3.55% tender 2/15/00, CP mode     4,300,000                        4,300,000

3.75% tender 4/5/00, CP mode      27,000,000                       27,000,000

Series 1993 A:

3.5% tender 4/5/00, CP mode       3,200,000                        3,200,000

3.55% tender 3/1/00, CP mode      1,700,000                        1,700,000

3.6% tender 2/29/00, CP mode      13,700,000                       13,700,000

Series 1993 B, 3.5% tender        4,200,000                        4,200,000
4/5/00, CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.:

Participating VRDN:

Series SG 108, 3.12%             $ 3,755,000                      $ 3,755,000
(Liquidity Facility Societe
Generale) (b)(g)

Series SG 56, 3.12%               7,025,000                        7,025,000
(Liquidity Facility Societe
Generale) (b)(g)

(Assumption College Proj.)        2,750,000                        2,750,000
Series 1998, 3.3%, LOC Fleet
Nat'l. Bank, VRDN (b)

(Fessenden School Proj.)          3,000,000                        3,000,000
Series 1997, 3.3%, LOC Fleet
Nat'l. Bank, VRDN (b)

(Gordon College Proj.) Series     3,900,000                        3,900,000
1997, 3.1%, LOC State Street
Bank & Trust Co., VRDN (b)

(Governor Dummer Academy          3,000,000                        3,000,000
Proj.) Series 1996, 3.1%,
LOC State Street Bank &
Trust Co., VRDN (b)

(Groton School Proj.) Series      8,000,000                        8,000,000
1998 B, 3.15% (Liquidity
Facility Fleet Nat'l. Bank),
VRDN (b)

(JHC Assisted Living Corp.        2,170,000                        2,170,000
Proj.) Series 1998 A, 3.25%,
LOC Fleet Bank NA, VRDN (b)

(Mary Ann Morse Nursing Home
Proj.):

Series 1994 A, 3.8%, LOC          3,100,000                        3,100,000
ABN-AMRO Bank NV, VRDN (b)

Series 1994 B, 3.2%, LOC          4,500,000                        4,500,000
ABN-AMRO Bank NV, VRDN (b)

(Mount Ida College Proj.)         1,700,000                        1,700,000
Series 1997, 3.1%, LOC
Credit Local de France, VRDN
(b)

(Society for the Prevention       3,000,000                        3,000,000
of Cruelty to Animals Proj.)
 Series 1997, 3.15%, LOC
Fleet Nat'l. Bank, VRDN (b)

(Southern New England School      1,400,000                        1,400,000
of Law Proj.) 3.3%, LOC
Fleet Nat'l. Bank, VRDN (b)

(Youville Place Proj.) Series     4,400,000                        4,400,000
1996, 3.2% (AMBAC Insured)
(BPA Fleet Nat'l. Bank),
VRDN (b)

Rfdg. (Showa Womens Institute     2,300,000                        2,300,000
Boston, Inc. 1994 Proj.)
3.6%, LOC Bank of New York
NA, VRDN (b)

Massachusetts Muni. Wholesale
Elec. Co. Pwr. Supply Sys.
Rev.:

Bonds Series FRRI A13, 3.75%,     3,525,000                        3,525,000
tender 5/1/00 (Liquidity
Facility Nat'l. Westminster
Bank PLC) (g)

Series 1994 C, 3.05% (MBIA        9,300,000                        9,300,000
Insured) (BPA Cr. Swiss
First Boston Bank), VRDN (b)

Series B:

3.55% 2/23/00, LOC Fleet          4,900,000                        4,900,000
Nat'l. Bank, CP

3.55% 3/28/00, LOC Fleet          3,400,000                        3,400,000
Nat'l. Bank, CP

3.55% 3/29/00, LOC Fleet          2,005,000                        2,005,000
Nat'l. Bank, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Port Auth. Rev.
Participating VRDN:

Series MLPA 598, 3.2%            $ 5,820,000                      $ 5,820,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PA 599R, 3.12%             4,850,000                        4,850,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series SGA 64, 3.28%              3,405,000                        3,405,000
(Liquidity Facility Societe
Generale) (b)(e)(g)

Massachusetts Tpk. Auth.
Metro. Hwy. Sys. Rev.
Participating VRDN:

Series PA 516, 3.12%              2,300,000                        2,300,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series PT 135, 3.12%              16,790,000                       16,790,000
(Liquidity Facility Banco
Santander SA) (b)(g)

Series SG 124, 3.12%              12,200,000                       12,200,000
(Liquidity Facility Societe
Generale) (b)(g)

Massachusetts Tpk. Auth. Tpk.
Rev. Participating VRDN:

Series PA 581R, 3.12%             6,360,000                        6,360,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series Putter 140, 3.23%          2,905,000                        2,905,000
(Liquidity Facility Morgan
Guaranty Trust Co., NY)
(b)(g)

Massachusetts Tpk. Auth.          6,150,000                        6,150,000
Western Tpk. Rev.
Participating VRDN Series
1997 N, 3.38% (Liquidity
Facility Bank of America NA)
(b)(g)

Massachusetts Wtr. Poll.
Abatement Trust Wtr. Poll.
Abatement Rev.:

Bonds (MWRA Ln. Prog.) Series     4,600,000                        4,611,696
A, 4.25% 8/1/00

Participating VRDN:

Series 1999 N, 3.35%              5,070,000                        5,070,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(g)

Series SGA 87, 3.65%              4,675,000                        4,675,000
(Liquidity Facility Societe
Generale) (b)(g)

Massachusetts Wtr. Resources
Auth. Rev.:

Participating VRDN:

Series PT 302, 3.12%              2,400,000                        2,400,000
(Liquidity Facility
Landesbank Hessen-Thuringen)
(b)(g)

Series SG 63, 3.12%               1,000,000                        1,000,000
(Liquidity Facility Societe
Generale) (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                 VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Wtr. Resources
Auth. Rev.: - continued

Rfdg. Participating VRDN         $ 3,440,000                      $ 3,440,000
Series SG 17, 3.12%
(Liquidity Facility Societe
Generale) (b)(g)

Series 1997 B, 3.05% (AMBAC       12,300,000                       12,300,000
Insured), VRDN (b)

Series 1998 D, 3.05% (FGIC        17,350,000                       17,350,000
Insured), VRDN (b)

Series 1999 B, 3.1%, LOC          7,900,000                        7,900,000
Landesbank Hessen-Thuringen,
VRDN (b)

Series 1999, 3.55% 4/10/00,       11,700,000                       11,700,000
LOC State Street  Bank &
Trust Co., CP

3.5% 3/9/00, LOC Morgan           9,200,000                        9,200,000
Guaranty Trust Co., NY, CP

3.5% 3/16/00, LOC Morgan          3,600,000                        3,600,000
Guaranty Trust Co., NY, CP

3.65% 4/5/00, LOC Morgan          17,600,000                       17,600,000
Guaranty Trust Co., NY, CP

3.8% 2/1/00, LOC Morgan           7,900,000                        7,900,000
Guaranty Trust Co., NY, CP

3.9% 5/4/00, LOC Morgan           4,000,000                        4,000,000
Guaranty Trust Co., NY, CP

Northampton Gen. Oblig. BAN       4,700,000                        4,713,303
4.25% 10/27/00

Northborough Gen. Oblig. BAN      2,600,000                        2,600,017
3.25% 2/2/00

Pembroke Gen. Oblig. BAN 4%       2,200,000                        2,204,617
7/27/00

Plymouth Gen. Oblig. BAN          5,489,604                        5,507,258
4.25% 10/18/00

Salem Gen. Oblig. BAN 4.5%        3,800,000                        3,809,848
9/15/00

Sandwich Gen. Oblig. BAN          5,700,000                        5,704,100
3.75% 4/28/00

Springfield Gen. Oblig. BAN:

4% 3/2/00 (BPA Fleet Bank NA)     5,300,000                        5,301,844

4.25% 3/2/00 (BPA Fleet Bank      2,000,000                        2,001,052
NA)

4.25% 9/15/00 (Liquidity          3,200,000                        3,209,559
Facility Fleet Bank NA)

Sterling Gen. Oblig. BAN          3,000,000                        3,000,480
3.75% 2/25/00

Stoneham Gen. Oblig. BAN          5,500,000                        5,516,764
4.25% 11/16/00

Sutton Gen. Oblig. BAN 4.25%      6,000,000                        6,007,802
6/15/00

Tewksbury Gen. Oblig. BAN         2,069,000                        2,069,302
3.25% 2/23/00

Topsfield Gen. Oblig. BAN         2,200,000                        2,207,588
4.25% 9/22/00

Wakefield Gen. Oblig. BAN         3,407,626                        3,410,554
3.5% 4/20/00

Walpole Gen. Oblig. BAN 4.25%     3,800,000                        3,811,482
11/30/00

Westfield Gen. Oblig. BAN         3,250,000                        3,259,328
4.5% 2/1/01 (a)

Westford Gen. Oblig. BAN 3.5%     3,900,000                        3,902,636
4/14/00

Weston Gen. Oblig. BAN:

4.1% 9/14/00                      3,560,000                        3,568,486

4.25% 3/1/00                      3,900,000                        3,901,552

Winchester Gen. Oblig. BAN 4%     2,680,000                        2,686,619
7/3/00

Woburn Gen. Oblig. BAN 4%         3,000,000                        3,005,990
6/15/00

                                                                   768,694,978

MUNICIPAL SECURITIES -
CONTINUED

                                 SHARES                           VALUE (NOTE 1)

OTHER - 4.0%

Municipal Central Cash Fund       33,632,893                      $ 33,632,893
3.34% (c)(d)

TOTAL INVESTMENT PORTFOLIO -                        802,327,871
96.5%

NET OTHER ASSETS - 3.5%                             28,754,729

NET ASSETS - 100%                                  $ 831,082,600


Total Cost for Income Tax Purposes  $ 802,327,871

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

During the fiscal year ended January 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 10.63% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                                          JANUARY 31, 2000

ASSETS

Investment in securities, at               $ 802,327,871
value - See accompanying
schedule

Receivable for investments                  33,133,641
sold

Receivable for fund shares                  3,022,862
sold

Interest receivable                         5,919,313

 TOTAL ASSETS                               844,403,687

LIABILITIES

Payable to custodian bank      $ 59,704

Payable for investments         7,900,669
purchased Regular delivery

 Delayed delivery               3,259,328

Payable for fund shares         1,537,615
redeemed

Distributions payable           209,105

Accrued management fee          352,395

Other payables and accrued      2,271
expenses

 TOTAL LIABILITIES                          13,321,087

NET ASSETS                                 $ 831,082,600

Net Assets consist of:

Paid in capital                            $ 831,086,609

Accumulated net realized gain               (5,763)
(loss) on investments

Unrealized gain from                        1,754
accretion of discount

NET ASSETS, for 831,083,618                $ 831,082,600
shares outstanding

NET ASSET VALUE, offering                   $1.00
price and redemption price
per share ($831,082,600
(divided by) 831,083,618
shares)

STATEMENT OF OPERATIONS

                              YEAR ENDED JANUARY 31, 2000

INTEREST INCOME                             $ 27,517,213

EXPENSES

Management fee                 $ 4,185,509

Non-interested trustees'        2,508
compensation

 Total expenses before          4,188,017
reductions

 Expense reductions             (39,539)     4,148,478

NET INTEREST INCOME                          23,368,735

REALIZED AND UNREALIZED GAIN                 32,639
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                   1,754
unrealized gain from
accretion of discount

NET GAIN (LOSS)                              34,393

NET INCREASE IN NET ASSETS                  $ 23,403,128
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED JANUARY 31, 2000  YEAR ENDED JANUARY 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 23,368,735                 $ 24,564,761

 Net realized gain (loss)         32,639                       17,457

 Increase (decrease) in net       1,754                        -
unrealized gain   from
accretion of discount

 NET INCREASE (DECREASE) IN       23,403,128                   24,582,218
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (23,368,735)                 (24,564,761)
from net interest income

Share transactions at net         808,657,581                  1,074,219,913
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  20,918,842                   23,602,375
distributions from net
interest income

 Cost of shares redeemed          (903,758,060)                (937,469,999)

 NET INCREASE (DECREASE) IN       (74,181,637)                 160,352,289
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (74,147,244)                 160,369,746
IN NET ASSETS

NET ASSETS

 Beginning of period              905,229,844                  744,860,098

 End of period                   $ 831,082,600                $ 905,229,844


FINANCIAL HIGHLIGHTS

YEARS ENDED JANUARY 31,          2000       1999       1998       1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000
of period

Income from Investment            .028       .030       .031       .030       .033
Operations Net interest
income

Less Distributions

From net interest income          (.028)     (.030)     (.031)     (.030)     (.033)

Net asset value, end of period   $ 1.000    $ 1.000    $ 1.000    $ 1.000    $ 1.000

TOTAL RETURN A, B                 2.83%      3.00%      3.19%      3.00%      3.32%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 831,083  $ 905,230  $ 744,860  $ 671,462  $ 514,492
(000 omitted)

Ratio of expenses to average      .50%       .50%       .50%       .50%       .50%
net assets

Ratio of expenses to average      .50%       .49% C     .50%       .50%       .50%
net assets after expense
reductions

Ratio of net interest income      2.79%      2.95%      3.15%      2.96%      3.27%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.

B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.

C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MA MUNICIPAL MONEY        2.77%        15.79%        34.47%
MARKET

Massachusetts Tax-Free Retail      2.61%        15.51%        34.47%
  Money Market Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of tax-free retail money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 10 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED JANUARY 31, 2000     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MA MUNICIPAL MONEY        2.77%        2.97%         3.01%
MARKET

Massachusetts Tax-Free Retail      2.61%        2.92%         3.00%
  Money Market Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                              1/31/00  11/1/99  8/2/99  5/3/99  2/1/99



Fidelity Massachusetts        2.77%    2.89%    2.54%   3.00%   2.40%
Municipal Money  Market Fund



Massachusetts Tax-Free        2.61%    2.68%    2.46%   2.88%   2.24%
Retail Money Market  Funds
Average



Fidelity Massachusetts        4.61%    4.80%    4.22%   4.98%   3.98%
Municipal Money Market  Fund
- Tax-equivalent



Portion of fund's income      8.45%    12.21%   7.01%   5.87%   9.71%
subject to state taxes




YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free retail money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 2000 federal and state income tax rate of 39.74%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because
it ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind
that the U.S. Government
neither insures nor guarantees
a money market fund, and
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(PHOTOGRAPH OF SCOTT ORR)

An interview with Scott Orr, Portfolio Manager of Fidelity
Massachusetts Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12
MONTHS THAT ENDED JANUARY 31, 2000?

A. As the period started, economic growth in the U.S. was fairly robust and employment strengthened. In addition, data began to indicate that inflation might not be as well-behaved as it had been in the recent past. Faced with that backdrop, market observers began to feel that the Federal Reserve Board would raise short-term interest rates to slow growth and head off inflation. Through the rest of the period, economic growth remained solid and unemployment stayed at historically low levels. Such a tight labor market often leads to inflation, as employers are forced to raise salaries in order to attract or retain workers, passing on the additional cost to the consumer. The Fed indicated that improvements in worker productivity had helped keep inflation at bay. Nevertheless, with constant, broad-based economic strength and continually tight labor markets throughout 1999, the Fed felt compelled to take back all three of the rate cuts it had implemented in the fall of 1998, which it had used to head off global economic turmoil present at that time. It did so with a series of three 0.25 percentage point rate hikes in June, August and November, raising the rate banks charge each other for overnight loans
- known as the fed funds rate - from 4.75% at the beginning of the period to 5.50% by the end of 1999.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund began the period with an average maturity in the mid-40-day range. This was a fairly neutral position, given the fact that we had just emerged from a period when the Fed was lowering rates, but was expected to raise rates in the future. For most of the period, I maintained that neutral posture, at the same time looking for yield opportunities among longer-term, fixed-rate notes that incorporated my expectation for higher rates. In the fall of 1999, I extended the fund's maturity to the high-60-day range for a short time, because increased issuance in the Massachusetts market caused fixed-rate yields to become relatively attractive. That was the only interval in which I more aggressively purchased fixed-rate notes to extend the fund's average maturity. In addition, I turned some of my focus - within the limits set by the fund's prospectus - to out-of-state investment opportunities that offered more appealing after-tax yields than tax-free alternatives in the Massachusetts market. Even though more of shareholders' income will be taxable at the state level this year because of the out-of-state investments, I pursued this strategy so the fund could provide higher yields on a tax-adjusted basis than if I had chosen to invest the same assets in significantly lower-yielding, tax-exempt Massachusetts securities.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on January 31, 2000, was 2.77%, compared to 2.42% 12 months ago. The more recent seven-day yield was the equivalent of a 4.61% taxable rate of return for Massachusetts investors in the 39.74% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through January 31, 2000, the fund's 12-month total return was 2.77%, compared to 2.61% for the Massachusetts tax-free retail money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. The market anticipates that the Fed's next rate increase will occur in early February, just after the end of the fund's fiscal year. Productivity gains have offset the inflationary pressures often sparked by tight employment and solid growth. I believe it is likely the Fed will raise rates again to slow growth and prevent inflation from cropping up, in an attempt to stay ahead of the curve if gains in productivity are not sustained. The timing and scope of any Fed rate hikes would most probably be dictated by the pace of the economy and the tightness of the labor market.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

FUND FACTS

GOAL: high level of current
income, exempt from
federal income tax and
Massachusetts personal
income tax, as is consistent
with preservation of capital

FUND NUMBER: 074

TRADING SYMBOL: FDMXX

START DATE: November 11,
1983

SIZE: as of January 31,
2000, more than $2.0
billion

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1989
(checkmark)

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET

INVESTMENT CHANGES


MATURITY DIVERSIFICATION

DAYS                          % OF FUND'S INVESTMENTS 1/31/00  % OF FUND'S INVESTMENTS 7/31/99  % OF FUND'S  INVESTMENTS
                                                                                                1/31/99

  0 - 30                       70.6                             68.8                             70.0

 31 - 90                       11.5                             13.7                             17.7

 91 - 180                      6.0                              5.1                              5.9

181 - 397                      11.9                             12.4                             6.4

WEIGHTED AVERAGE MATURITY

                              1/31/00                          7/31/99                          1/31/99

Fidelity Massachusetts        50 DAYS                          51 Days                          42 Days
Municipal Money Market Fund

Massachusetts Tax-Free Money  50 DAYS                          50 Days                          45 Days
Market Funds Average*



ASSET ALLOCATION (% OF FUND'S
NET ASSETS)

AS OF JANUARY 31, 2000                                          AS OF JULY 31, 1999

                         Variable Rate Demand Notes                                  Variable Rate Demand Notes
                         (VRDNs) 49.3%                                               (VRDNs) 51.4%

                         Commercial  Paper (including                                Commercial  Paper (including
                         CP Mode) 14.0%                                              CP Mode) 16.5%

                         Tender Bonds 0.6%                                           Tender Bonds 0.4%

                         Municipal Notes 21.0%                                       Municipal Notes 21.6%

                         Municipal Money  Market Funds                               Municipal Money  Market Funds
                         7.8%                                                        6.1%

                         Other Investments  and Net                                  Other Investments  and Net
                         Other  Assets 7.3%                                          Other  Assets 4.0%



Row: 1, Col: 1, Value: 49.3
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 14.0
Row: 1, Col: 4, Value: 0.6000000000000001
Row: 1, Col: 5, Value: 21.0
Row: 1, Col: 6, Value: 7.8
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 7.3

Row: 1, Col: 1, Value: 51.4
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 16.5
Row: 1, Col: 4, Value: 0.4
Row: 1, Col: 5, Value: 21.6
Row: 1, Col: 6, Value: 6.1
Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 4.0

PRIOR TO THIS REPORT, CERTAIN INFORMATION RELATED TO PORTFOLIO
HOLDINGS WAS STATED AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

* SOURCE: IBC'S MONEY FUND REPORT

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JANUARY 31, 2000

Showing Percentage of Net Assets



MUNICIPAL SECURITIES - 95.2%

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - 87.4%

Acton & Boxborough Reg'l.        $ 6,743,000                        $ 6,763,788
School District BAN 4.25%
12/14/00

Beverly Gen. Oblig. BAN 4.5%      12,335,000                         12,387,088
9/14/00

Billerica Gen. Oblig. BAN 4%      6,800,000                          6,814,737
7/14/00

Boston Gen. Oblig. Bonds          6,285,000                          6,295,387
Series C, 4% 11/1/00

Boston Ind. Dev. Rev. (New        3,515,000                          3,515,000
Boston Seafood Ctr. Proj.)
Series 1997, 3.3%, LOC
BankBoston NA, VRDN (b)(e)

Boston Wtr. & Swr. Commission     8,380,000                          8,380,000
Rev. Participating VRDN
Series SG 75, 3.12%
(Liquidity Facility Societe
Generale) (b)(g)

Bourne Gen. Oblig. BAN:

4.25% 9/29/00                     3,760,000                          3,771,594

4.5% 9/29/00                      8,900,000                          8,924,501

Bridgewater Gen. Oblig. BAN       7,000,000                          7,003,182
4.25% 1/19/01

Brookline Gen. Oblig. BAN:

3.5% 6/1/00                       10,600,000                         10,610,831

3.75% 6/1/00                      8,215,000                          8,221,082

4% 4/12/00                        5,100,000                          5,101,657

Canton Gen. Oblig. BAN 3.5%       2,242,030                          2,244,326
6/9/00

Canton Hsg. Auth.                 3,695,000                          3,695,000
Multi-family Hsg. Mtg. Rev.
Rfdg. (Canton Arboretum Apt.
Proj.) Series 1999, 3.4%,
LOC Fannie Mae, VRDN (b)(e)

Chelmsford Gen. Oblig. BAN        5,300,000                          5,300,330
3.5% 2/10/00

Dudley Charlton Reg'l. School     2,840,000                          2,840,000
District Participating VRDN
Series MLPA 521, 3.12%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

East Longmeadow Gen. Oblig.       5,000,000                          5,014,850
BAN 4.5% 2/1/01 (a)

Everett Gen. Oblig. BAN 4.25%     11,000,000                         11,001,874
2/17/00

Foxborough Gen. Oblig. BAN        4,800,000                          4,813,443
4.25% 11/15/00

Framingham Gen. Oblig. BAN        2,500,000                          2,500,878
4.25% 3/9/00

Franklin Gen. Oblig. BAN 4%       5,765,000                          5,775,319
6/1/00

Gloucester Gen. Oblig. BAN 4%     6,448,000                          6,463,645
8/3/00

Groton-Dunstable Reg'l.           6,500,000                          6,514,279
School District BAN 4%
7/27/00

Hanover Gen. Oblig. BAN 4%        5,500,000                          5,511,284
6/29/00

Hingham Gen. Oblig. BAN:

4.25% 9/28/00                     16,600,000                         16,655,601

4.25% 11/15/00                    6,300,000                          6,318,094

Holliston Gen. Oblig. BAN:

4.25% 9/21/00                     5,500,000                          5,517,885

4.25% 12/13/00                    11,100,000                         11,134,112

Hopkinton Gen. Oblig. BAN 4%      19,000,000                         19,032,095
8/25/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Ludlow Gen. Oblig. BAN 4%        $ 4,500,000                        $ 4,508,977
7/14/00

Mansfield Gen. Oblig. BAN         14,100,000                         14,116,355
4.25% 4/26/00

Marion Gen. Oblig. BAN 4.25%      6,400,000                          6,420,662
9/28/00

Marshfield Gen. Oblig. BAN        14,100,000                         14,131,685
4.25% 9/8/00

Massachusetts Bay Trans. Auth.:

Participating VRDN Series         5,565,000                          5,565,000
107, 3.25% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

RAN Series 1999 A, 3.5%           44,700,000                         44,704,240
2/25/00

Series 1999, 2.8%, VRDN (b)       530,000                            530,000

Series D:

3.55% 3/9/00, CP                  15,900,000                         15,900,000

3.6% 3/9/00, CP                   2,100,000                          2,100,000

3.6% 3/9/00, CP                   25,050,000                         25,050,000

3.85% 3/9/00, CP                  12,000,000                         12,000,000

Series E:

3.45% 3/9/00, CP                  7,000,000                          7,000,000

3.55% 3/8/00, CP                  2,000,000                          2,000,000

3.6% 2/4/00, CP                   4,000,000                          4,000,000

3.6% 3/9/00, CP                   6,100,000                          6,100,000

3.6% 3/9/00, CP                   1,000,000                          1,000,000

Massachusetts Bay Transit         10,600,000                         10,600,000
Auth. Rev. Participating
VRDN Series 992101, 3.3%
(Liquidity Facility
Citibank, New York NA) (b)(g)

Massachusetts Dev. Fin. Agcy.     3,400,000                          3,400,000
Ind. (Charm Sciences, Inc.
Proj.) Series 1999 A, 3.4%,
LOC BankBoston NA, VRDN
(b)(e)

Massachusetts Dev. Fin. Agcy.     7,000,000                          7,000,000
Resource Recovery Rev. Bonds
(Ogden Haverhill Proj.)
Series 1999 A, 4.05%, tender
2/3/00 (e)

Massachusetts Dev. Fin. Agcy.
Rev.:

(Boston Renaissance Charter       10,275,000                         10,275,000
School Proj.) Series 1999,
3.25%, LOC BankBoston NA,
VRDN (b)

(Brooks School Issue Proj.)       3,800,000                          3,800,000
Series 1999 A, 3.2% (MBIA
Insured), VRDN (b)

(Shady Hill School Issue          3,000,000                          3,000,000
Proj.) Series 1998 A, 3.2%,
LOC State Street Bank &
Trust Co., VRDN (b)

Massachusetts Gen. Oblig.:

Bonds Series A, 4% 2/1/00         16,200,000                         16,200,000

Participating VRDN:

Series 132, 3.25% (Liquidity      4,895,000                          4,895,000
Facility Morgan Stanley Dean
Witter & Co.) (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Gen. Oblig.: -
continued

Participating VRDN:

Series ROC II 99 11, 3.3%        $ 3,500,000                        $ 3,500,000
(Liquidity Facility Salomon
Smith Barney Hldgs., Inc.)
(b)(g)

Series SG 126, 3.12%              3,255,000                          3,255,000
(Liquidity Facility Societe
Generale) (b)(g)

Rfdg.:

Series 1997 B, 3.2%, VRDN (b)     56,000,000                         56,000,000

Series 1998 B, 3.15%, VRDN (b)    69,160,000                         69,159,998

Bonds Series A, 5% 8/1/00         4,285,000                          4,307,238

Participating VRDN Series 35,     21,630,000                         21,630,000
3.26% (Liquidity Facility
Morgan Stanley Dean Witter &
Co.) (b)(g)

Series 1998 A, 3.15%, VRDN (b)    60,100,000                         60,100,000

Series D:

3.45% 2/7/00, CP                  11,200,000                         11,200,000

3.5% 2/7/00, CP                   7,400,000                          7,400,000

Participating VRDN Series         8,955,000                          8,955,000
96C2101, 3.3% (Liquidity
Facility Citibank, New York
NA) (b)(g)

Massachusetts Health & Edl.
Facilities Auth. Rev.:

Bonds:

(Emerson Hosp. Proj.) Series      10,000,000                         10,366,734
C, 8% 7/1/18 (Pre-Refunded
to 7/1/00 @ 102) (f)

(Partners Health Care Sys.        4,225,000                          4,233,037
Proj.) Series B, 4% 7/1/00

Participating VRDN:

Series 1997 Y, (Liquidity         6,500,000                          6,500,000
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Series MLPA 595R, 3.12%           4,245,000                          4,245,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series SG 27, 3.12%               7,500,000                          7,500,000
(Liquidity Facility Societe
Generale) (b)(g)

(Berklee College of Music         5,400,000                          5,400,000
Proj.) Series D, 3.05% (MBIA
Insured) (BPA Cr. Swiss
First Boston Bank), VRDN (b)

(Cap. Asset Prog.):

Series B, 3.55% (MBIA             4,350,000                          4,350,000
Insured), VRDN (b)

Series C, 3.55% (MBIA             4,000,000                          4,000,000
Insured), VRDN (b)

(Hallmark Health Sys. Proj.)      7,350,000                          7,350,000
Series 1988 B, 3.1%  (FSA
Insured) (BPA Fleet Nat'l.
Bank), VRDN (b)

(Home for Little Wanderers        5,100,000                          5,100,000
Proj.) Series B, 3.15%
(Liquidity Facility
BankBoston NA), VRDN (b)

(Partners Health Care Sys.
Proj.):

Series P1, 3.05% (FSA             23,625,000                         23,625,000
Insured), VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Health & Edl.
Facilities Auth. Rev.: -
continued

(Partners Health Care Sys.
Proj.):

Series P2, 3.15% (FSA            $ 23,800,000                       $ 23,800,000
Insured), VRDN (b)

Massachusetts Hsg. Fin. Agcy.:

Participating VRDN Series PT      5,670,000                          5,670,000
271, 3.12% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Rfdg. (Hbr. Point Apt. Proj.)     56,750,000                         56,750,000
Series 1995 A, 3.2% (Govt.
Nat'l. Mortgage Assoc.
Guaranteed) (BPA HSBC Bank
USA), VRDN (b)

Massachusetts Hsg. Fin. Agcy.
Hsg. Rev. Participating VRDN:

Series 1998 B, 3.2%               34,100,000                         34,100,000
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(g)

Series H, 3.35% (Liquidity        19,000,000                         19,000,000
Facility First Union Nat'l.
Bank, North Carolina) (b)(g)

Series PA 370, 3.2%               3,600,000                          3,600,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PA 83, 3.2% (Liquidity     5,106,000                          5,106,000
Facility Merrill  Lynch &
Co., Inc.) (b)(e)(g)

Series PT 160, 3.2%               10,255,000                         10,255,000
(Liquidity Facility
Commerzbank AG) (b)(e)(g)

Series PT 212, 3.2%               7,420,000                          7,420,000
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(g)

Series PT 33, 3.2% (Liquidity     4,095,000                          4,095,000
Facility Banque Nationale de
Paris) (b)(e)(g)

Series PT 42, 3.12%               1,820,000                          1,820,000
(Liquidity Facility
Commerzbank AG) (b)(g)

Massachusetts Hsg. Fin. Proj.     6,400,000                          6,400,000
Participating VRDN Series PT
250, 3.12% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(g)

Massachusetts Ind. Fin. Agcy.     5,000,000                          5,000,000
Health Care Facilities Auth.
(Jewish Geriatric Svs.
Proj.) 3.25%, LOC BankBoston
NA, VRDN (b)

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.:

(346 Univ. LLC Proj.) Series      2,100,000                          2,100,000
1996, 3.4%, LOC BankBoston
NA, VRDN (b)(e)

(Abbott Box Co. Proj.) Series     3,500,000                          3,500,000
1997, 3.35%, (Ten Campanelli
Circle Realty Trust) LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Barbour Corp. Proj.) Series      3,900,000                          3,900,000
1998, 3.35%, LOC Fleet
Nat'l. Bank, VRDN (b)(e)

(Barker Steel Co. Proj.)          800,000                            800,000
Series 1995, 3.25%, LOC
State Street Bank & Trust
Co., VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Ind. Dev. Rev.: - continued

(BBB Esq. LLC Proj.) Series      $ 1,100,000                        $ 1,100,000
1996, 3.4%, LOC BankBoston
NA, VRDN (b)(e)

(Boutwell Owens & Co., Inc.       5,000,000                          5,000,000
Proj.) Series 1998, 3.4%,
(J&M Acquisition Corp.) LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Brady Enterprises Proj.)         1,900,000                          1,900,000
Series 1996, 3.35%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Canton/Cedar Realty LLC          1,900,000                          1,900,000
Proj.) Series 1997, 3.35%,
LOC Fleet Nat'l. Bank, VRDN
(b)(e)

(Carand Realty Trust Proj.)       800,000                            800,000
Series 1997, 3.2%, LOC State
Street Bank & Trust Co.,
VRDN (b)(e)

(Constitution Corp. Proj.)        3,500,000                          3,500,000
Series 1998, 3.4%, LOC
BankBoston NA, VRDN (b)(e)

(Decas Cranberry Proj.)           3,950,000                          3,950,000
Series 1997, 3.35%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Hazen Paper Co. Proj.)           1,200,000                          1,200,000
Series 1996, 3.35%, LOC
BankBoston NA, VRDN (b)(e)

(Heat Fab, Inc. Proj.) Series     2,300,000                          2,300,000
1996, 3.4%, LOC BankBoston
NA, VRDN (b)(e)

(Interpolymer Corp. Proj.)        2,800,000                          2,800,000
Series 1992, 3.35%, LOC
BankBoston NA, VRDN (b)(e)

(Lightlife Foods, Inc. Proj.)     3,960,000                          3,960,000
Series 1997, 3.35%, LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

(Longview Fibre Co. Proj.)        2,070,000                          2,070,000
Series 1987, 3.6%, LOC
ABN-AMRO Bank NV, VRDN (b)

(Parker-Hannifin Corp. Proj.)     2,700,000                          2,700,000
Series 1997, 3.4%, LOC
Wachovia Bank NA, VRDN (b)(e)

(Riverdale Mills Corp. Proj.)     3,200,000                          3,200,000
Series 1995, 3.4%, LOC
BankBoston NA, VRDN (b)(e)

(Sencorp Systems, Inc. Proj.)     4,400,000                          4,400,000
Series 1998 A, 3.4%, LOC
BankBoston NA, VRDN (b)(e)

(United Med. Corp. Proj.)         2,300,000                          2,300,000
Series 1992, 3.2%, LOC First
Union Nat'l. Bank, North
Carolina, VRDN (b)(e)

(United Plastics Proj.)           2,200,000                          2,200,000
Series 1997, 3.35%, (33
Patriot Circle Trust) LOC
Fleet Nat'l. Bank, VRDN
(b)(e)

Massachusetts Ind. Fin. Agcy.
Poll. Cont. Rev. Rfdg. Bonds
(New England Pwr. Co. Proj.):

Series 1992, 3.55% tender         32,500,000                         32,500,000
2/15/00, CP mode

Series 1993 A:

3.5% tender 4/5/00, CP mode       4,800,000                          4,800,000

3.6% tender 2/29/00, CP mode      14,600,000                         14,600,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Poll. Cont. Rev. Rfdg. Bonds
(New England Pwr. Co.
Proj.): - continued

Series 1993 B:

3.5% tender 4/5/00, CP mode      $ 2,350,000                        $ 2,350,000

3.55% tender 3/1/00, CP mode      2,800,000                          2,800,000

3.65% tender 3/1/00, CP mode      1,500,000                          1,500,000

Massachusetts Ind. Fin. Agcy.
Rev.:

Participating VRDN:

Series SG 108, 3.12%              6,000,000                          6,000,000
(Liquidity Facility Societe
Generale) (b)(g)

Series SG 56, 3.12%               11,100,000                         11,100,000
(Liquidity Facility Societe
Generale) (b)(g)

(Assumption College Proj.)        4,000,000                          4,000,000
Series 1998, 3.3%, LOC Fleet
Nat'l. Bank, VRDN (b)

(Buckingham Browne Nichols        4,000,000                          4,000,000
School Proj.) Series 1997,
3.1%, LOC State Street Bank
& Trust Co., VRDN (b)

(Fessenden School Proj.)          4,405,000                          4,405,000
Series 1997, 3.3%, LOC Fleet
 Nat'l. Bank, VRDN (b)

(Goddard House Proj.) 3.1%,       8,025,000                          8,025,000
LOC Fleet Bank NA, VRDN (b)

(Groton School Proj.) Series      12,000,000                         12,000,000
1998 B, 3.15% (Liquidity
Facility Fleet Nat'l. Bank),
VRDN (b)

(Heritage at Darmouth Proj.)      1,820,000                          1,820,000
Series 1996, 3.2%, LOC
BankBoston NA, VRDN (b)(e)

(Heritage at Hingham Proj.)       6,390,000                          6,390,000
Series 1997, 3.2%, LOC Fleet
Nat'l. Bank, VRDN (b)(e)

(JHC Assisted Living Corp.        3,800,000                          3,800,000
Proj.) Series 1998 A, 3.25%,
LOC Fleet Bank NA, VRDN (b)

(Mary Ann Morse Nursing Home
Proj.):

Series 1994 A, 3.8%, LOC          5,500,000                          5,500,000
ABN-AMRO Bank NV, VRDN (b)

Series 1994 B, 3.2%, LOC          6,500,000                          6,500,000
ABN-AMRO Bank NV, VRDN (b)

(Society for the Prevention       3,900,000                          3,900,000
of Cruelty to Animals Proj.)
 Series 1997, 3.15%, LOC
Fleet Nat'l. Bank, VRDN (b)

(Southern New England School      1,770,000                          1,770,000
of Law Proj.) 3.3%, LOC
Fleet Nat'l. Bank, VRDN (b)

(Wheelock College Issue           3,600,000                          3,600,000
Proj.) Series A, 3.2%, LOC
BankBoston NA, VRDN (b)

(Youville Place Proj.) Series     5,200,000                          5,200,000
1996, 3.2% (AMBAC Insured)
(BPA Fleet Nat'l. Bank),
VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Ind. Fin. Agcy.
Rev.: - continued

Rfdg. (Showa Womens Institute    $ 12,200,000                       $ 12,200,000
Boston, Inc. 1994 Proj.)
3.6%, LOC Bank of New York
NA, LOC Fuji Bank Ltd., VRDN
(b)

Massachusetts Muni. Wholesale
Elec. Co. Pwr. Supply Sys.
Rev.:

Bonds Series FRRI A13, 3.75%,     7,100,000                          7,100,000
tender 5/1/00  (Liquidity
Facility Nat'l. Westminster
Bank PLC) (g)

Series 1994 C, 3.05% (MBIA        14,635,000                         14,635,000
Insured) (BPA Cr. Swiss
First Boston Bank), VRDN (b)

Series B:

3.55% 2/23/00, LOC Fleet          11,765,000                         11,765,000
Nat'l. Bank, CP

3.55% 3/28/00, LOC Fleet          7,520,000                          7,520,000
Nat'l. Bank, CP

3.55% 3/29/00, LOC Fleet          4,700,000                          4,700,000
Nat'l. Bank, CP

3.55% 3/29/00, LOC Fleet          2,475,000                          2,475,000
Nat'l. Bank, CP

Massachusetts Port Auth. Rev.
Participating VRDN:

Series PA 592, 3.2%               4,850,000                          4,850,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PA 600R, 3.2%              4,850,000                          4,850,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(g)

Series PT 1206, 3.2%              16,220,000                         16,220,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series SGA 64, 3.28%              5,300,000                          5,300,000
(Liquidity Facility Societe
Generale) (b)(e)(g)

Massachusetts Tpk. Auth.
Metro. Hwy. Sys. Rev.
Participating VRDN:

Series PA 516, 3.12%              4,540,000                          4,540,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series PT 135, 3.12%              35,500,000                         35,500,000
(Liquidity Facility Banco
Santander SA) (b)(g)

Series SG 124, 3.12%              23,400,000                         23,400,000
(Liquidity Facility Societe
Generale) (b)(g)

Massachusetts Tpk. Auth. Tpk.
Rev. Participating VRDN:

Series PA 581R, 3.12%             13,525,000                         13,525,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(g)

Series Putter 140, 3.23%          6,500,000                          6,500,000
(Liquidity Facility Morgan
Guaranty Trust Co., NY)
(b)(g)

Massachusetts Tpk. Auth.          9,200,000                          9,200,000
Western Tpk. Rev.
Participating VRDN Series
1997 N, 3.38% (Liquidity
Facility Bank of America NA)
(b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Massachusetts Wtr. Poll.
Abatement Trust Wtr. Poll.
Abatement Rev.:

Bonds (MWRA Ln. Prog.) Series    $ 10,385,000                       $ 10,411,405
A, 4.25% 8/1/00

Participating VRDN:

Series 1999 N, 3.35%              11,800,000                         11,800,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(g)

Series MSDW 98 182, 3.27%         2,745,000                          2,745,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(g)

Series SGA 87, 3.65%              23,500,000                         23,500,000
(Liquidity Facility Societe
Generale) (b)(g)

Massachusetts Wtr. Resources
Auth. Rev.:

Participating VRDN:

Series PT 302, 3.12%              5,435,000                          5,435,000
(Liquidity Facility
Landesbank Hessen-Thuringen)
(b)(g)

Series SG 63, 3.12%               1,000,000                          1,000,000
(Liquidity Facility Societe
Generale) (b)(g)

Rfdg. Participating VRDN          5,000,000                          5,000,000
Series SG 17, 3.12%
(Liquidity Facility Societe
Generale) (b)(g)

Series 1997 A, 3.1% (AMBAC        17,000,000                         17,000,000
Insured), VRDN (b)

Series 1997 B, 3.05% (AMBAC       45,600,000                         45,600,000
Insured), VRDN (b)

Series 1998 D, 3.05% (FGIC        59,400,000                         59,400,000
Insured), VRDN (b)

Series 1999 A, 3.15%              20,850,000                         20,850,000
(Liquidity Facility Bank of
Nova Scotia) (Liquidity
Facility Commerzbank AG)
(Liquidity Facility Cr.
Local de France), VRDN (b)

Series 1999, 3.55% 4/10/00,       27,800,000                         27,800,000
LOC State Street  Bank &
Trust Co., CP

3.5% 3/9/00, LOC Morgan           11,200,000                         11,200,000
Guaranty Trust Co., NY, CP

3.5% 3/16/00, LOC Morgan          6,400,000                          6,400,000
Guaranty Trust Co., NY, CP

3.65% 4/5/00, LOC Morgan          23,700,000                         23,700,000
Guaranty Trust Co., NY, CP

3.8% 2/1/00, LOC Morgan           17,100,000                         17,100,000
Guaranty Trust Co., NY, CP

3.85% 4/6/00, LOC Morgan          3,000,000                          3,000,000
Guaranty Trust Co., NY, CP

3.9% 5/4/00, LOC Morgan           24,300,000                         24,300,000
Guaranty Trust Co., NY, CP

Natick Gen. Oblig. BAN 3.75%      5,530,000                          5,538,123
8/4/00

Northampton Gen. Oblig. BAN       10,589,000                         10,618,971
4.25% 10/27/00

Northborough Gen. Oblig. BAN      4,610,000                          4,610,031
3.25% 2/2/00

Pembroke Gen. Oblig. BAN 4%       4,400,000                          4,409,235
7/27/00

Plymouth Gen. Oblig. BAN          12,100,000                         12,138,913
4.25% 10/18/00

Salem Gen. Oblig. BAN:

4.5% 9/15/00                      9,500,000                          9,524,620

4.5% 1/18/01                      2,000,000                          2,005,902

Sandwich Gen. Oblig. BAN          12,300,000                         12,308,847
3.75% 4/28/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT                   VALUE (NOTE 1)

MASSACHUSETTS - CONTINUED

Springfield Gen. Oblig. BAN:

4% 3/2/00 (BPA Fleet Bank NA)    $ 11,700,000                       $ 11,704,064

4% 6/23/00 (BPA Fleet Bank NA)    2,880,000                          2,885,431

4.25% 3/2/00 (BPA Fleet Bank      4,250,000                          4,252,235
NA)

4.25% 9/15/00 (Liquidity          6,800,000                          6,820,313
Facility Fleet Bank NA)

Sterling Gen. Oblig. BAN          6,300,000                          6,301,008
3.75% 2/25/00

Stoneham Gen. Oblig. BAN          12,500,000                         12,538,099
4.25% 11/16/00

Sutton Gen. Oblig. BAN 4.25%      13,875,000                         13,893,041
6/15/00

Tewksbury Gen. Oblig. BAN         3,700,000                          3,700,540
3.25% 2/23/00

Topsfield Gen. Oblig. BAN         4,800,000                          4,816,556
4.25% 9/22/00

Wakefield Gen. Oblig. BAN         6,300,000                          6,305,413
3.5% 4/20/00

Walpole Gen. Oblig. BAN 4.25%     8,700,000                          8,726,289
11/30/00

Westford Gen. Oblig. BAN 3.5%     7,100,000                          7,104,800
4/14/00

Weston Gen. Oblig. BAN:

4.1% 9/14/00                      7,600,000                          7,618,117

4.25% 3/1/00                      8,762,000                          8,765,486

Winchester Gen. Oblig. BAN 4%     8,200,000                          8,220,251
7/3/00

                                                                     1,821,079,478

                                 SHARES

OTHER - 7.8%

Municipal Central Cash Fund       163,358,381                        163,358,381
3.34% (c)(d)

TOTAL INVESTMENT PORTFOLIO -                                         1,984,437,859
95.2%

NET OTHER ASSETS - 4.8%                                              99,838,524

NET ASSETS - 100%                                                    $ 2,084,276,383


Total Cost for Income Tax Purposes  $ 1,984,437,859

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

During the fiscal year ended January 31, 2000, 100% of the fund's income dividends was free from federal income tax, and 12.57% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

                                           JANUARY 31, 2000

ASSETS

Investment in securities, at                $ 1,984,437,859
value -  See accompanying
schedule

Receivable for investments                   93,778,014
sold

Receivable for fund shares                   39,632,920
sold

Interest receivable                          14,021,800

Prepaid expenses                             62,323

 TOTAL ASSETS                                2,131,932,916

LIABILITIES

Payable to custodian bank      $ 404,515

Payable for investments         24,702,103
purchased Regular delivery

 Delayed delivery               5,014,850

Payable for fund shares         16,344,865
redeemed

Distributions payable           145,192

Accrued management fee          644,027

Other payables and accrued      400,981
expenses

 TOTAL LIABILITIES                           47,656,533

NET ASSETS                                  $ 2,084,276,383

Net Assets consist of:

Paid in capital                             $ 2,084,282,831

Accumulated undistributed net                (10,077)
realized gain (loss) on
investments

Unrealized gain from                         3,629
accretion of discount

NET ASSETS, for 2,084,193,703               $ 2,084,276,383
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($2,084,276,383
(divided by) 2,084,193,703
shares)

STATEMENT OF OPERATIONS

                              YEAR ENDED JANUARY 31, 2000

INTEREST INCOME                             $ 58,052,547

EXPENSES

Management fee                 $ 6,661,957

Transfer agent fees             2,402,930

Accounting fees and expenses    193,414

Non-interested trustees'        5,105
compensation

Custodian fees and expenses     54,550

Registration fees               159,002

Audit                           25,876

Legal                           10,471

Reports to shareholders         42,052

Miscellaneous                   66,142

 Total expenses before          9,621,499
reductions

 Expense reductions             (11,874)     9,609,625

NET INTEREST INCOME                          48,442,922

REALIZED AND UNREALIZED GAIN                 29,378
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                   3,629
unrealized gain  from
accretion of discount

NET GAIN (LOSS)                              33,007

NET INCREASE (DECREASE) IN                  $ 48,475,929
NET ASSETS  RESULTING FROM
OPERATIONS

OTHER INFORMATION
Expense reductions

 Custodian credits                          $ 11,874

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED JANUARY 31, 2000  YEAR ENDED JANUARY 31, 1999

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 48,442,922                 $ 38,716,227

 Net realized gain (loss)         29,378                       26,764

 Increase (decrease) in net       3,629                        -
unrealized gain from
accretion   of discount

 NET INCREASE (DECREASE) IN       48,475,929                   38,742,991
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (48,442,922)                 (38,716,227)
from net interest income

Share transactions at net         6,321,644,955                4,715,000,617
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  46,994,809                   37,340,541
distributions from net
interest income

 Cost of shares redeemed          (5,869,535,929)              (4,366,774,894)

 NET INCREASE (DECREASE) IN       499,103,835                  385,566,264
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       499,136,842                  385,593,028
IN NET ASSETS

NET ASSETS

 Beginning of period              1,585,139,541                1,199,546,513

 End of period                   $ 2,084,276,383              $ 1,585,139,541


FINANCIAL HIGHLIGHTS

YEARS ENDED JANUARY 31,       2000         1999         1998         1997       1996

SELECTED PER-SHARE DATA

Net asset value, beginning    $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000
of period

Income from Investment         .027         .029         .031         .029       .032
Operations Net interest
income

Less Distributions

From net interest income       (.027)       (.029)       (.031)       (.029)     (.032)

Net asset value, end  of      $ 1.000      $ 1.000      $ 1.000      $ 1.000    $ 1.000
period

TOTAL RETURN                   2.77%        2.90%        3.10%        2.90%      3.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period     $ 2,084,276  $ 1,585,140  $ 1,199,547  $ 967,689  $ 847,490
(000 omitted)

Ratio of expenses to average   .55%         .56%         .57%         .59%       .60%
net assets

Ratio of net interest income   2.75%        2.86%        3.07%        2.86%      3.15%
to average net assets


NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 2000


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Massachusetts Municipal Income Fund (the income fund), Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund (the money market funds) (collectively, the funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Massachusetts. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount and losses deferred due to wash sales and futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, no funds had investments in restricted securities (excluding 144A issues).

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $298,182,910 and $322,175,559, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the investment adviser for the income fund and Fidelity Massachusetts Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of .38% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market Fund.

For Spartan Massachusetts Municipal Money Market Fund, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to Spartan Massachusetts Municipal Money Market Fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $5,072 for the period.

SUB-ADVISER FEE. As the funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 14, 1999 for the income fund and June 21, 1999 for Fidelity Massachusetts Municipal Money Market Fund, Citibank, N.A.(Citibank) replaced UMB Bank, n.a.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

as the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annual rate of .08% and .14% of average net assets for the income fund and Fidelity Massachusetts Municipal Money Market fund, respectively.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market funds, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The money market funds may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, Fidelity Massachusetts Municipal Money Market Fund paid premiums of $67,989 for the calendar year 2000 to FIDFUNDS, which are being amortized over one year. During the period, FMR has borne the cost of Spartan Massachusetts Municipal Money Market Fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

The income fund and Fidelity Massachusetts Municipal Money Market Fund have entered into arrangements with their custodian and transfer agent, whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.

In addition, through an arrangement with Spartan Massachusetts
Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $39,539 under this arrangement.

INDEPENDENT AUDITORS' REPORT

To the Trustees of Fidelity Massachusetts Municipal Trust and
Shareholders of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund, (the "Funds"), including the portfolios of investments, as of January 31, 2000, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended January 31, 1999, and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated March 9, 1999, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2000, by correspondence with the custodian and brokers, where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Massachusetts Municipal Income Fund, Spartan Massachusetts Municipal Money Market Fund and Fidelity Massachusetts Municipal Money Market Fund as of January 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.

/s/DELOITTE & TOUCHE LLP
   DELOITTE & TOUCHE LLP
   Boston, Massachusetts
   March 9, 2000

PROXY VOTING RESULTS

A special meeting of the funds' shareholders was held on January 19, 2000. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.*

                # OF              % OF
                VOTES CAST        VOTES CAST

RALPH F. COX
Affirmative    2,077,805,899.75   97.688

Withheld       49,178,375.44      2.312

TOTAL          2,126,984,275.19   100.000

PHYLLIS BURKE DAVIS
Affirmative    2,077,436,287.69   97.671

Withheld       49,547,987.50      2.329

TOTAL          2,126,984,275.19   100.000

ROBERT M. GATES
Affirmative    2,076,322,042.58   97.618

Withheld       50,662,232.61      2.382

TOTAL          2,126,984,275.19   100.000

EDWARD C. JOHNSON 3D
Affirmative    2,078,572,716.66   97.724

Withheld       48,411,558.53      2.276

TOTAL          2,126,984,275.19   100.000

DONALD J. KIRK
Affirmative    2,078,418,753.71   97.717

Withheld       48,565,521.48      2.283

TOTAL          2,126,984,275.19   100.000

NED C. LAUTENBACH
Affirmative    2,072,116,864.08   97.420

Withheld       54,867,411.11      2.580

TOTAL          2,126,984,275.19   100.000

                # OF              % OF
                VOTES CAST        VOTES CAST

 PETER S. LYNCH
Affirmative    2,076,795,430.41   97.640

Withheld       50,188,844.78      2.360

TOTAL          2,126,984,275.19   100.000

MARVIN L. MANN
Affirmative    2,078,734,369.11   97.732

Withheld       48,249,906.08      2.268

TOTAL          2,126,984,275.19   100.000

WILLIAM O. MCCOY
Affirmative    2,078,664,523.95   97.728

Withheld       48,319,751.24      2.272

TOTAL          2,126,984,275.19   100.000

GERALD C. MCDONOUGH
Affirmative    2,076,422,694.18   97.623

Withheld       50,561,581.01      2.377

TOTAL          2,126,984,275.19   100.000

ROBERT C. POZEN
Affirmative    2,077,391,609.44   97.668

Withheld       49,592,665.75      2.332

TOTAL          2,126,984,275.19   100.000

THOMAS R. WILLIAMS
Affirmative    2,076,086,521.43   97.607

Withheld       50,897,753.76      2.393

TOTAL          2,126,984,275.19   100.000

PROPOSAL 2

To ratify the selection of Deloitte & Touche LLP as independent accountants of the funds.

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    417,831,047.95   96.781

Against        6,524,588.02     1.512

Abstain        7,371,669.21     1.707

TOTAL          431,727,305.18   100.000

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    911,941,300.97   96.494

Against        9,993,484.83     1.057

Abstain        23,143,574.98    2.449

TOTAL          945,078,360.78   100.000

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    715,329,674.21   95.355

Against        9,529,737.81     1.270

Abstain        25,319,197.20    3.375

TOTAL          750,178,609.22   100.000

PROPOSAL 3

To authorize the trustees to adopt an Amended and Restated Declaration of Trust.*

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    1,955,630,095.99   92.437

Withheld       77,517,793.50      3.664

Abstain        82,484,377.95      3.899

TOTAL          2,115,632,267.44   100.000

Not Voting     11,352,007.75          N/A

PROPOSAL 4

To approve an amended management contract for the funds.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    877,474,930.95   92.847

Against        28,599,375.50    3.026

Abstain        39,004,054.33    4.127

TOTAL          945,078,360.78   100.000

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    682,889,780.60   91.030

Against        26,943,504.04    3.592

Abstain        40,345,324.58    5.378

TOTAL          750,178,609.22   100.000

PROPOSAL 5

To approve an amended management contract for Spartan Massachusetts Municipal Money Market Fund.

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    399,530,224.39   92.542

Against        19,415,853.17    4.498

Abstain        12,781,227.62    2.960

TOTAL          431,727,305.18   100.000

PROPOSAL 6

To eliminate Spartan Massachusetts Municipal Money Market Fund's fundamental 80% investment policy and adopt a comparable non-fundamental policy.

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    394,409,064.17   91.356

Against        20,462,180.97    4.740

Abstain        16,856,060.04    3.904

TOTAL          431,727,305.18   100.000

PROPOSAL 7

To eliminate Fidelity Massachusetts Municipal Money Market Fund's fundamental 80% investment policy and adopt a comparable non-fundamental policy.

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    847,839,034.35   89.906

Against        52,254,366.52    5.542

Abstain        42,929,715.91    4.552

TOTAL          943,023,116.78   100.000

Not Voting     2,055,244.00         N/A

PROPOSAL 8

To eliminate Spartan Massachusetts Municipal Income Fund's fundamental 80% investment policy and adopt a comparable non-fundamental policy.

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    650,441,297.38   87.793

Against        48,553,979.75    6.553

Abstain        41,886,568.34    5.654

TOTAL          740,881,845.47   100.000

Not Voting     9,296,763.75         N/A

PROPOSAL 9

To modify Spartan Massachusetts Municipal Income Fund's fundamental investment objective.

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    649,346,647.01   87.645

Against        48,502,791.46    6.547

Abstain        43,032,407.00    5.808

TOTAL          740,881,845.47   100.000

Not Voting     9,296,763.75         N/A

PROPOSAL 10

To eliminate certain of Spartan Massachusetts Municipal Income Fund's fundamental policies.

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    641,715,534.59   86.615

Against        54,284,919.78    7.327

Abstain        44,881,391.10    6.058

TOTAL          740,881,845.47   100.000

Not Voting     9,296,763.75         N/A

PROPOSAL 11

To eliminate Spartan Massachusetts Municipal Income Fund's fundamental 20% investment policy.

                # OF              % OF
                VOTES CAST        VOTES CAST

Affirmative    641,475,969.18   86.583

Against        53,798,648.51    7.261

Abstain        45,607,227.78    6.156

TOTAL          740,881,845.47   100.000

Not Voting     9,296,763.75         N/A

* DENOTES TRUST-WIDE PROPOSALS AND VOTING RESULTS.

MANAGING YOUR INVESTMENTS

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)
FIDELITY AUTOMATED
SERVICE TELEPHONE (FAST SM)
1-800-544-5555

PRESS
1 For mutual fund and brokerage trading.
2 For quotes.*
3 For account balances and holdings.
4 To review orders and mutual fund activity.
5 To change your PIN.
*0 To speak to a Fidelity representative.

BY PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)
FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)
MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)
FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS

Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)
FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R

400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

TO VISIT FIDELITY

For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
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Campbell, CA
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1625 Broadway
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CONNECTICUT
48 West Putnam Avenue
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222 Delaware Avenue
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FLORIDA
4400 N. Federal Highway
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1907 West State Road 434
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GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
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1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
Company
Boston, MA

SUB-ADVISER
Fidelity Investments Money
Management, Inc. (FIMM)

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -

MONEY MARKET FUNDS
Dwight D. Churchill, Vice President -

INCOME FUND
Scott A. Orr, Vice President -

MONEY MARKET FUNDS
Christine J. Thompson, Vice President -

INCOME FUND
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

ADVISORY BOARD
J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN
Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions
 and Account Assistance 1-800-544-6666
Product Information 1-800-544-6666
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FAST SM)  1-800-544-5555

 AUTOMATED LINE FOR QUICKEST SERVICE

(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com